UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02790
                                   ---------

                FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
                ----------------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end: 3/31
                         ----

Date of reporting period: 3/31/04
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                                  MARCH 31, 2004

[GRAPHIC OMITTED]
                      ANNUAL REPORT AND SHAREHOLDER LETTER

                                                                 TAX-FREE INCOME

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. see inside for details.

                               FRANKLIN CALIFORNIA
                              TAX-FREE INCOME FUND

                               [GRAPHIC OMITTED]
                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE

Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[GRAPHIC OMITTED]
Not part of the annual report

                       Contents

SHAREHOLDER LETTER ...............................   1

SPECIAL FEATURE:
Understanding Your
Tax-Free Income Fund .............................   4

ANNUAL REPORT

Franklin California Tax-Free
Income Fund ......................................   7

Performance Summary ..............................  13

Financial Highlights and
Statement of Investments .........................  18

Financial Statements .............................  50

Notes to Financial Statements ....................  54

Independent Auditors' Report .....................  60

Tax Designation ..................................  61

Board Members and Officers .......................  62

Proxy Voting Policies and Procedures .............  67


Annual Report

Franklin California
Tax-Free Income Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin California Tax-Free Income Fund seeks to provide high, current income exempt from federal and California state personal income taxes as well as preservation of capital through a portfolio consisting mainly of California municipal bonds. 1

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin California Tax-Free Income Fund
Based on Total Long-Term Investments as of 3/31/04

[GRAPHIC OMITTED]
AAA ....................................................  52.9%
AA .....................................................   4.6%
A ......................................................  10.4%
BBB ....................................................  31.4%
Below Investment Grade .................................   0.7%

*Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.

--------------------------------------------------------------------------------

We are pleased to bring you Franklin California Tax-Free Income Fund's annual report covering the fiscal year ended March 31, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price typically move in opposite directions, as municipal bond yields fell prices rose for the 12-month reporting period. The Fund's Class A share price, as measured by net asset value, increased from $7.24 on March 31, 2003, to $7.32 on March 31, 2004. The Fund's Class A shares paid dividends

1. For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 22.

                                                               Annual Report | 7

DIVIDEND DISTRIBUTIONS 2
Franklin California Tax-Free Income Fund
4/1/03-3/31/04

-----------------------------------------------------------------------------------------------------
                                                          DIVIDEND PER SHARE
                              -----------------------------------------------------------------------
   MONTH                       CLASS A             CLASS B          CLASS C         ADVISOR CLASS
-----------------------------------------------------------------------------------------------------
   April                      2.90 cents          2.55 cents        2.56 cents        2.95 cents
-----------------------------------------------------------------------------------------------------
   May                        2.90 cents          2.55 cents        2.56 cents        2.95 cents
-----------------------------------------------------------------------------------------------------
   June                       2.85 cents          2.51 cents        2.50 cents        2.90 cents
-----------------------------------------------------------------------------------------------------
   July                       2.85 cents          2.51 cents        2.50 cents        2.90 cents
-----------------------------------------------------------------------------------------------------
   August                     2.85 cents          2.52 cents        2.51 cents        2.90 cents
-----------------------------------------------------------------------------------------------------
   September                  2.85 cents          2.52 cents        2.51 cents        2.90 cents
-----------------------------------------------------------------------------------------------------
   October                    2.85 cents          2.52 cents        2.51 cents        2.90 cents
-----------------------------------------------------------------------------------------------------
   November                   2.85 cents          2.52 cents        2.51 cents        2.90 cents
-----------------------------------------------------------------------------------------------------
   December                   2.85 cents          2.50 cents        2.55 cents        2.89 cents
-----------------------------------------------------------------------------------------------------
   January                    2.85 cents          2.50 cents        2.55 cents        2.90 cents
-----------------------------------------------------------------------------------------------------
   February                   2.85 cents          2.50 cents        2.55 cents        2.90 cents
-----------------------------------------------------------------------------------------------------
   March                      2.85 cents          2.50 cents        2.51 cents        2.90 cents
-----------------------------------------------------------------------------------------------------
   TOTAL                     34.30 CENTS         30.20 CENTS       30.32 CENTS       34.89 CENTS
-----------------------------------------------------------------------------------------------------

totaling 34.30 cents per share for the Fund's fiscal year. 2 The Performance Summary beginning on page 13 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.48%, based on an annualization of March's 2.85 cent ($0.0285) per share dividend and the maximum offering price of $7.64 on March 31, 2004. An investor in the 2004 maximum combined federal and California state personal income tax bracket of 41.05% would need to earn a distribution rate of 7.59% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B, C and Advisor shares' performance, please see the Performance Summary.

The Fund was subject to bond calls during the year under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher-coupon bonds issued several years ago. In general, we were limited to reinvesting the proceeds from these bond calls and from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and cause dividend distributions to decline slightly, as shown in the dividend distributions table.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

8 |  Annual Report

STATE UPDATE

California's economy has recently performed close to that of the nation. However, the state faced challenges due to volatile financial operations stemming from wide tax revenue swings, persistent expenditure pressures arising from population growth and education spending policies, and a limited willingness to maintain reserves. California also has administrative and legal factors that weaken the state's financial flexibility compared with other states, including a required two-thirds majority vote of the legislature to approve the annual budget, the voter initiative process, and several spending mandates and restrictions on state finances.

On the other hand, the state's broadly diversified and high-wealth economy and its wide legal power to raise revenues are significant credit strengths. Per-capita income is about 106% of the U.S. average, with a greater proportion of high-income taxpayers than the nation. 3 The severe tax revenue declines of the past few years mask economic performance that roughly mirrored the nation's. Since the peak of the 1990s' expansion, California employment losses were comparable to the nation's as a whole, and in recent months, state employment grew at a rate similar to that of the rest of the country. In addition, several of the state's largest metropolitan regions outperformed the U.S. economy throughout the recent business cycle. The loss of relatively high-paying jobs in the Silicon Valley area, however, caused personal income growth to slow somewhat more sharply in California in 2001 and 2002, but more recently, the state's income growth has matched the nation's.

The state's credit rating downgrades over the past year were driven by its declining financial position rather than any reassessment of its fundamental, longer-term economic condition. Finances deteriorated due to a sharp income tax revenue decline over fiscal years 2002 and 2003 and two years of delay in addressing the state's resulting structural budget deficit. However, in March voters approved a $15 billion general obligation bond to fund previous and current general fund operating deficits. As a result, Standard & Poor's, an independent credit rating agency, upgraded the state's outlook to positive, noting that the bond's passage eases near-term liquidity pressures due to the state's ability to refinance $14 billion of existing notes due in June 2004 with long-term obligations and fund about $6.4 billion in operating deficits in fiscal year 2004 and beyond. 4 Moody's Investors Service, another credit rating agency, also upgraded California's credit outlook

3. Source: Moody's Investors Service, "New Issue: California (State of),"
2/11/04.
4. Source: Standard & Poor's, "Research: California's Ratings Placed on CreditWatch Positive Following Tuesday's Bond Issue Vote," RATINGSDIRECT, 3/3/04.

                                                               Annual Report | 9

[sidebar]
PORTFOLIO BREAKDOWN
Franklin California Tax-Free Income Fund
3/31/04

--------------------------------------------------------------------
                                                        % OF TOTAL
                                             LONG-TERM INVESTMENTS
--------------------------------------------------------------------
  Transportation                                             19.6%
--------------------------------------------------------------------
  Prerefunded                                                13.0%
--------------------------------------------------------------------
  General Obligation                                         12.9%
--------------------------------------------------------------------
  Subject to Government Appropriations                       12.6%
--------------------------------------------------------------------
  Hospital & Health Care                                     12.4%
--------------------------------------------------------------------
  Utilities                                                  11.1%
--------------------------------------------------------------------
  Tax-Supported                                               9.0%
--------------------------------------------------------------------
  Other Revenue                                               3.9%
--------------------------------------------------------------------
  Housing                                                     3.1%
--------------------------------------------------------------------
  Higher Education                                            2.4%
--------------------------------------------------------------------

following the bond's approval, to stable from negative, noting that the state's plan includes retiring existing short-term debt, funding a portion of the fiscal year 2005 budget, and amortizing the state's accumulated deficit amount over a period of up to 14 years. Moody's also noted that their rating action takes into account that the planned increase in long-term state debt will result in an above-average, but still moderate, degree of indebtedness relative to other states.

MUNICIPAL BOND MARKET OVERVIEW

During the fiscal year ended March 31, 2004, the municipal bond market received support from investors, resulting in a broad-based municipal bond price increase. Consequently, the Lehman Brothers Municipal Bond Index rose 5.86% for the 12-month period. 5 Several factors contributed to bond market strength. A generally weak job market, excess production capacity, the Federal Reserve Board's decision to lower the federal funds target rate to 1.00% in June 2003, and many foreign governments' strong demand for Treasury bonds each played a role in driving fixed income prices higher. Persistently low inflation was also important because it can reassure fixed income investors that the value of their cash flow is more likely to retain its purchasing power. Inflation as measured by the Consumer Price Index (CPI) rose a modest 1.7% for the 12 months under review.

Bond prices and borrowing rates for issuers are generally inversely related; thus borrowing costs for most municipalities declined during the period under review. According to Municipal Market Data, the yield for 30-year AAA bonds declined from 4.73% at the beginning of the year under review to 4.53% on March 31, 2004. 6 Declining yields provided some municipalities with the opportunity to refinance their outstanding debt at lower interest rates. During calendar year 2003, municipalities issued $94 billion of bonds to refund their outstanding debt. Refunding debt combined with new-issue bonds totaled $384 billion in 2003, surpassing the $358 billion record set in 2002. 7

Another trend in the municipal bond market was greater short-term borrowing, largely because of the need to smooth annual revenues and fill budget gaps, and the unusually wide spread between short- and long-term rates. In 2003 municipal note issuance reached the second-highest level of the past decade. Despite the abundance of short-term notes, the difference between short- and long-term rates,

5. Source: Standard & Poors Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded.
6. Source: Thomson Financial.
7. Source: THE BOND BUYER online, www.bondbuyer.com, "A Decade of Municipal Bond Finance," 3/4/04.

10 |  Annual Report
illustrated by the yield curve, was wider on average for the year ended March 31, 2004, than for the 10 prior years. Although the yield curve was steep, which can reflect fear of rising rates on the long end, long-term interest rates remained near four-decade lows during the year under review.

The path toward higher municipal bond prices was unsteady at times during the year under review as significant events affected the market. Globally, triumphs and setbacks in Iraq and the Middle East, tension with North Korea, outbreaks of contagious diseases, and worldwide terrorist activity made headlines. Domestically, changing tax policies, burgeoning budget deficits, dollar devaluation, national health care reform, and several financial scandals were prominent news stories over the past 12 months. Such events seemed to be reflected in the Lehman Brothers Municipal Bond Index's volatility. The index returned 4.07% between March 31 and June 15, 2003, then fell 4.80% from June 15 through August 15, and rose 6.85% from August 15 through fiscal year-end. 5 The municipal bond market, however, experienced less volatility than the 10-year Treasury note or the Standard & Poor's 500 Composite Index (S&P 500). 8

Many states coped with financial challenges and budget deficits during the year under review. According to the Center on Budget and Policy Priorities, a nonpartisan organization that researches and analyzes a range of government policies and programs, in January 2003 the projected budget shortfall for fiscal year 2004 for all states totaled between $70 billion and $85 billion. However, in January 2004, Moody's Investors Service released a report entitled "State Credit Cycle Approaches the Bottom; Lessons from the Early 1990s," which cited several factors that Moody's suggests could contribute to eventual restoration of fiscal balance. Even with large budgetary swings, overall municipal debt credit quality remained high, which resulted in Moody's credit upgrades surpassing downgrades by 415 to 306 for 2003.

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, our portfolios become well diversified with a broad range of

8. Source: Standard & Poor's Micropal. Based on the one-year annualized volatility as of 3/31/04 of the Lehman Brothers Municipal Bond Index, the P&R U.S. Treasury Note 10-Year Index and the S&P 500. See footnote 5 for a description of the Lehman Brothers Municipal Bond Index. The P&R U.S. Treasury
Note 10-Year Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

                                                              Annual Report | 11
coupons, calls and maturities. This broad diversification helps stabilize Fund share price. We generally stay fully invested to support income distribution.

MANAGER'S DISCUSSION

The significant amount of new issuance during the Fund's fiscal year provided us with ample opportunity to keep the portfolio fully invested, improve the portfolio's structure or execute tax losses. The mixture of our value-oriented philosophy of investing primarily for income, a large supply of municipal bonds, and a steep yield curve favored the use of longer-term bonds. Consequently, we sought to remain fully invested in bonds that ranged from 15 to 30 years in maturity with good call features. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

Thank you for your participation in Franklin California Tax-Free Income Fund. We look forward to serving your future investment needs.

THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF MARCH 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

12 |  Annual Report

Performance Summary as of 3/31/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-----------------------------------------------------------------------------------------------------
  CLASS A                                                  CHANGE           3/31/04          3/31/03
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$0.08             $7.32            $7.24
-----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (4/1/03-3/31/04)
-----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.3430
-----------------------------------------------------------------------------------------------------
  CLASS B                                                  CHANGE           3/31/04          3/31/03
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$0.08             $7.31            $7.23
-----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (4/1/03-3/31/04)
-----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.3020
-----------------------------------------------------------------------------------------------------
  CLASS C                                                  CHANGE           3/31/04          3/31/03
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$0.08             $7.31            $7.23
-----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (4/1/03-3/31/04)
-----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.3032
-----------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                            CHANGE           3/31/04          3/31/03
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$0.08             $7.31            $7.23
-----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (4/1/03-3/31/04)
-----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.3489
-----------------------------------------------------------------------------------------------------

        Annual Report | Past performance does not guarantee future results. | 13

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN INCLUDES MAXIMUM SALES CHARGES.

------------------------------------------------------------------------------------------------------
  CLASS A                                               1-YEAR            5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +6.04%           +28.23%          +81.44%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                         +1.55%            +4.19%           +5.67%
------------------------------------------------------------------------------------------------------
     Distribution Rate 3                         4.48%
------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 4      7.59%
------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 5                 3.76%
------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 4                  6.38%
------------------------------------------------------------------------------------------------------
  CLASS B                                               1-YEAR            5-YEAR   INCEPTION (1/1/99)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +5.44%           +24.70%          +25.81%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                         +1.44%            +4.18%           +4.32%
------------------------------------------------------------------------------------------------------
     Distribution Rate 3                         4.10%
------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 4      6.96%
------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 5                 3.36%
------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 4                  5.70%
------------------------------------------------------------------------------------------------------
  CLASS C                                               1-YEAR            5-YEAR   INCEPTION (5/1/95)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +5.46%           +24.70%          +61.65%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                         +4.46%            +4.51%           +5.53%
------------------------------------------------------------------------------------------------------
     Distribution Rate 3                         4.12%
------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 4      6.99%
------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 5                 3.36%
------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 4                  5.70%
------------------------------------------------------------------------------------------------------
  ADVISOR CLASS 6                                       1-YEAR            5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +6.13%           +28.33%          +81.58%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                         +6.13%            +5.11%           +6.15%
------------------------------------------------------------------------------------------------------
     Distribution Rate 3                         4.76%
------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 4      8.07%
------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 5                 4.00%
------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 4                  6.78%
------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

14 |  Past performance does not guarantee future results.  |  Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested interest. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
The following line graph compares the performance of Franklin California Tax-Free Income Fund - Class A with that of the Lehman Brothers Municipal Bond Index 7 and CPI 7, based on a $10,000 investment from 4/1/94 to 3/31/04.

          Franklin California
            Tax-Free Income           Lehman Brothers
Date          Fund-Class A         Municipal Bond Index 7              CPI 7
4/1/94         $ 9,570                   $10,000                      $10,000
4/30/94          9,607                    10,085                       10,014
5/31/94          9,684                    10,172                       10,020
6/30/94          9,652                    10,110                       10,054
7/31/94          9,785                    10,295                       10,082
8/31/94          9,836                    10,331                       10,122
9/30/94          9,763                    10,180                       10,149
10/31/94         9,647                     9,999                       10,156
11/30/94         9,518                     9,818                       10,170
12/31/94         9,598                    10,034                       10,170
1/31/95          9,834                    10,321                       10,211
2/28/95         10,086                    10,621                       10,251
3/31/95         10,182                    10,743                       10,285
4/30/95         10,206                    10,756                       10,319
5/31/95         10,448                    11,099                       10,340
6/30/95         10,385                    11,002                       10,360
7/31/95         10,454                    11,106                       10,360
8/31/95         10,553                    11,247                       10,387
9/30/95         10,622                    11,318                       10,408
10/31/95        10,766                    11,483                       10,442
11/30/95        10,926                    11,673                       10,435
12/31/95        11,041                    11,785                       10,428
1/31/96         11,097                    11,874                       10,489
2/29/96         11,047                    11,794                       10,523
3/31/96         10,935                    11,644                       10,577
4/30/96         10,916                    11,610                       10,618
5/31/96         10,942                    11,606                       10,639
6/30/96         11,058                    11,733                       10,645
7/31/96         11,131                    11,839                       10,666
8/31/96         11,156                    11,836                       10,686
9/30/96         11,307                    12,001                       10,720
10/31/96        11,412                    12,137                       10,754
11/30/96        11,581                    12,359                       10,774
12/31/96        11,559                    12,307                       10,774
1/31/97         11,569                    12,331                       10,808
2/28/97         11,676                    12,444                       10,842
3/31/97         11,555                    12,278                       10,870
4/30/97         11,647                    12,381                       10,883
5/31/97         11,805                    12,567                       10,876
6/30/97         11,898                    12,701                       10,890
7/31/97         12,172                    13,053                       10,904
8/31/97         12,114                    12,930                       10,924
9/30/97         12,256                    13,084                       10,951
10/31/97        12,332                    13,168                       10,978
11/30/97        12,425                    13,245                       10,971
12/31/97        12,577                    13,439                       10,958
1/31/98         12,688                    13,577                       10,978
2/28/98         12,714                    13,581                       10,999
3/31/98         12,723                    13,593                       11,019
4/30/98         12,693                    13,532                       11,039
5/31/98         12,873                    13,746                       11,060
6/30/98         12,927                    13,800                       11,073
7/31/98         12,950                    13,835                       11,087
8/31/98         13,132                    14,049                       11,101
9/30/98         13,315                    14,224                       11,114
10/31/98        13,320                    14,224                       11,141
11/30/98        13,398                    14,273                       11,141
12/31/98        13,393                    14,309                       11,135
1/31/99         13,521                    14,479                       11,162
2/28/99         13,505                    14,416                       11,175
3/31/99         13,541                    14,436                       11,209
4/30/99         13,558                    14,472                       11,291
5/31/99         13,465                    14,388                       11,291
6/30/99         13,271                    14,181                       11,291
7/31/99         13,290                    14,233                       11,325
8/31/99         13,103                    14,119                       11,352
9/30/99         13,085                    14,125                       11,406
10/31/99        12,860                    13,972                       11,427
11/30/99        12,975                    14,120                       11,433
12/31/99        12,805                    14,015                       11,433
1/31/00         12,674                    13,954                       11,467
2/29/00         12,906                    14,116                       11,535
3/31/00         13,275                    14,425                       11,630
4/30/00         13,141                    14,339                       11,637
5/31/00         13,084                    14,265                       11,651
6/30/00         13,458                    14,643                       11,712
7/31/00         13,676                    14,847                       11,739
8/31/00         13,954                    15,075                       11,739
9/30/00         13,896                    14,997                       11,800
10/31/00        14,038                    15,161                       11,821
11/30/00        14,120                    15,275                       11,827
12/31/00        14,423                    15,653                       11,821
1/31/01         14,566                    15,808                       11,895
2/28/01         14,608                    15,858                       11,943
3/31/01         14,732                    16,000                       11,970
4/30/01         14,489                    15,827                       12,018
5/31/01         14,655                    15,997                       12,072
6/30/01         14,739                    16,104                       12,092
7/31/01         14,988                    16,343                       12,058
8/31/01         15,343                    16,612                       12,058
9/30/01         15,281                    16,556                       12,113
10/31/01        15,408                    16,753                       12,072
11/30/01        15,367                    16,612                       12,052
12/31/01        15,196                    16,455                       12,004
1/31/02         15,388                    16,740                       12,031
2/28/02         15,475                    16,942                       12,079
3/31/02         15,154                    16,610                       12,147
4/30/02         15,371                    16,935                       12,215
5/31/02         15,480                    17,038                       12,215
6/30/02         15,632                    17,218                       12,221
7/31/02         15,784                    17,439                       12,235
8/31/02         15,959                    17,649                       12,276
9/30/02         16,334                    18,035                       12,296
10/31/02        15,980                    17,736                       12,317
11/30/02        15,957                    17,663                       12,317
12/31/02        16,224                    18,035                       12,289
1/31/03         16,154                    17,990                       12,344
2/28/03         16,355                    18,241                       12,439
3/31/03         16,375                    18,252                       12,514
4/30/03         16,464                    18,373                       12,486
5/31/03         16,872                    18,803                       12,466
6/30/03         16,800                    18,723                       12,480
7/31/03         16,176                    18,068                       12,493
8/31/03         16,219                    18,203                       12,541
9/30/03         16,609                    18,738                       12,582
10/31/03        16,582                    18,643                       12,568
11/30/03        16,836                    18,838                       12,534
12/31/03        16,973                    18,994                       12,520
1/31/04         17,111                    19,102                       12,582
2/29/04         17,391                    19,390                       12,649
3/31/04         17,364                    19,322                       12,731

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
The following line graph compares the performance of Franklin California Tax-Free Income Fund - Class B with that of the Lehman Brothers Municipal Bond Index 7 and CPI 7, based on a $10,000 investment from 1/1/99 to 3/31/04.

          Franklin California
            Tax-Free Income         Lehman Brothers
Date         Fund-Class B        Municipal Bond Index 7                CPI 7
1/1/99         $10,000                   $10,000                      $10,000
1/31/99         10,083                    10,119                       10,024
2/28/99         10,079                    10,075                       10,037
3/31/99         10,088                    10,089                       10,067
4/30/99         10,098                    10,114                       10,140
5/31/99         10,038                    10,055                       10,140
6/30/99          9,875                     9,911                       10,140
7/31/99          9,884                     9,947                       10,171
8/31/99          9,739                     9,867                       10,195
9/30/99          9,736                     9,871                       10,244
10/31/99         9,550                     9,764                       10,262
11/30/99         9,644                     9,868                       10,268
12/31/99         9,514                     9,794                       10,268
1/31/00          9,412                     9,752                       10,299
2/29/00          9,566                     9,865                       10,360
3/31/00          9,835                    10,081                       10,445
4/30/00          9,745                    10,021                       10,451
5/31/00          9,699                     9,969                       10,464
6/30/00          9,956                    10,233                       10,519
7/31/00         10,113                    10,375                       10,543
8/31/00         10,329                    10,535                       10,543
9/30/00         10,281                    10,481                       10,598
10/31/00        10,366                    10,595                       10,616
11/30/00        10,422                    10,675                       10,622
12/31/00        10,655                    10,939                       10,616
1/31/01         10,741                    11,047                       10,683
2/28/01         10,767                    11,082                       10,726
3/31/01         10,869                    11,182                       10,750
4/30/01         10,684                    11,060                       10,793
5/31/01         10,787                    11,179                       10,842
6/30/01         10,843                    11,254                       10,860
7/31/01         11,022                    11,421                       10,830
8/31/01         11,293                    11,609                       10,830
9/30/01         11,227                    11,570                       10,879
10/31/01        11,330                    11,708                       10,842
11/30/01        11,279                    11,609                       10,824
12/31/01        11,148                    11,499                       10,781
1/31/02         11,285                    11,699                       10,805
2/28/02         11,343                    11,840                       10,848
3/31/02         11,103                    11,608                       10,909
4/30/02         11,256                    11,835                       10,970
5/31/02         11,331                    11,907                       10,970
6/30/02         11,437                    12,033                       10,976
7/31/02         11,543                    12,187                       10,988
8/31/02         11,667                    12,334                       11,025
9/30/02         11,935                    12,604                       11,043
10/31/02        11,687                    12,395                       11,062
11/30/02        11,665                    12,343                       11,062
12/31/02        11,838                    12,604                       11,037
1/31/03         11,782                    12,572                       11,086
2/28/03         11,939                    12,748                       11,171
3/31/03         11,931                    12,755                       11,239
4/30/03         11,990                    12,840                       11,214
5/31/03         12,282                    13,140                       11,196
6/30/03         12,224                    13,084                       11,208
7/31/03         11,764                    12,627                       11,220
8/31/03         11,789                    12,721                       11,263
9/30/03         12,068                    13,095                       11,300
10/31/03        12,043                    13,029                       11,287
11/30/03        12,238                    13,165                       11,257
12/31/03        12,332                    13,274                       11,245
1/31/04         12,409                    13,350                       11,300
2/29/04         12,607                    13,551                       11,361
3/31/04         12,482                    13,503                       11,434

        Annual Report | Past performance does not guarantee future results. | 15

[sidebar]
AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
  CLASS C                        3/31/04
------------------------------------------
  1-Year                          +4.46%
------------------------------------------
  5-Year                          +4.51%
------------------------------------------
  Since Inception (5/1/95)        +5.53%
------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
The following line graph compares the performance of Franklin California Tax-Free Income Fund - Class C with that of the Lehman Brothers Municipal Bond Index 7 and CPI 7, based on a $10,000 investment from 5/1/95 to 3/31/04.

         Franklin California
           Tax-Free Income           Lehman Brothers
Date        Fund-Class C          Municipal Bond Index 7               CPI 7
5/1/95         $10,000                   $10,000                      $10,000
5/31/95         10,241                    10,319                       10,020
6/30/95         10,160                    10,229                       10,039
7/31/95         10,221                    10,326                       10,039
8/31/95         10,312                    10,457                       10,066
9/30/95         10,389                    10,523                       10,086
10/31/95        10,509                    10,676                       10,118
11/30/95        10,674                    10,853                       10,112
12/31/95        10,780                    10,957                       10,105
1/31/96         10,829                    11,040                       10,165
2/29/96         10,774                    10,966                       10,197
3/31/96         10,667                    10,825                       10,250
4/30/96         10,642                    10,795                       10,290
5/31/96         10,647                    10,791                       10,309
6/30/96         10,755                    10,908                       10,316
7/31/96         10,835                    11,007                       10,336
8/31/96         10,854                    11,004                       10,355
9/30/96         10,981                    11,158                       10,388
10/31/96        11,093                    11,285                       10,421
11/30/96        11,237                    11,491                       10,441
12/31/96        11,210                    11,443                       10,441
1/31/97         11,214                    11,464                       10,474
2/28/97         11,313                    11,569                       10,507
3/31/97         11,207                    11,415                       10,533
4/30/97         11,290                    11,511                       10,546
5/31/97         11,422                    11,684                       10,540
6/30/97         11,506                    11,808                       10,553
7/31/97         11,783                    12,136                       10,566
8/31/97         11,705                    12,022                       10,586
9/30/97         11,838                    12,164                       10,612
10/31/97        11,906                    12,243                       10,639
11/30/97        11,990                    12,315                       10,632
12/31/97        12,147                    12,494                       10,619
1/31/98         12,248                    12,623                       10,639
2/28/98         12,251                    12,627                       10,658
3/31/98         12,270                    12,638                       10,678
4/30/98         12,218                    12,581                       10,698
5/31/98         12,386                    12,780                       10,718
6/30/98         12,431                    12,831                       10,731
7/31/98         12,465                    12,863                       10,744
8/31/98         12,635                    13,062                       10,757
9/30/98         12,805                    13,224                       10,770
10/31/98        12,805                    13,224                       10,797
11/30/98        12,856                    13,270                       10,797
12/31/98        12,845                    13,304                       10,790
1/31/99         12,963                    13,462                       10,816
2/28/99         12,959                    13,403                       10,829
3/31/99         12,969                    13,422                       10,862
4/30/99         12,979                    13,455                       10,941
5/31/99         12,901                    13,377                       10,941
6/30/99         12,691                    13,185                       10,941
7/31/99         12,702                    13,233                       10,974
8/31/99         12,517                    13,127                       11,001
9/30/99         12,512                    13,132                       11,053
10/31/99        12,273                    12,990                       11,073
11/30/99        12,395                    13,128                       11,080
12/31/99        12,227                    13,030                       11,080
1/31/00         12,096                    12,974                       11,113
2/29/00         12,294                    13,124                       11,178
3/31/00         12,640                    13,411                       11,271
4/30/00         12,525                    13,332                       11,277
5/31/00         12,448                    13,263                       11,290
6/30/00         12,797                    13,614                       11,350
7/31/00         12,999                    13,803                       11,376
8/31/00         13,276                    14,016                       11,376
9/30/00         13,197                    13,943                       11,435
10/31/00        13,325                    14,095                       11,455
11/30/00        13,396                    14,202                       11,461
12/31/00        13,697                    14,553                       11,455
1/31/01         13,807                    14,697                       11,527
2/28/01         13,841                    14,744                       11,573
3/31/01         13,952                    14,876                       11,600
4/30/01         13,714                    14,715                       11,646
5/31/01         13,865                    14,873                       11,698
6/30/01         13,937                    14,973                       11,718
7/31/01         14,167                    15,194                       11,685
8/31/01         14,515                    15,445                       11,685
9/30/01         14,430                    15,393                       11,738
10/31/01        14,563                    15,576                       11,698
11/30/01        14,497                    15,445                       11,679
12/31/01        14,330                    15,299                       11,633
1/31/02         14,505                    15,564                       11,659
2/28/02         14,580                    15,752                       11,705
3/31/02         14,271                    15,443                       11,771
4/30/02         14,468                    15,745                       11,837
5/31/02         14,563                    15,841                       11,837
6/30/02         14,700                    16,008                       11,843
7/31/02         14,836                    16,214                       11,856
8/31/02         14,995                    16,409                       11,896
9/30/02         15,340                    16,768                       11,916
10/31/02        15,000                    16,490                       11,935
11/30/02        14,972                    16,422                       11,935
12/31/02        15,215                    16,768                       11,909
1/31/03         15,143                    16,726                       11,962
2/28/03         15,345                    16,960                       12,054
3/31/03         15,335                    16,970                       12,126
4/30/03         15,411                    17,082                       12,100
5/31/03         15,786                    17,482                       12,080
6/30/03         15,711                    17,407                       12,093
7/31/03         15,120                    16,798                       12,107
8/31/03         15,153                    16,924                       12,153
9/30/03         15,510                    17,421                       12,192
10/31/03        15,478                    17,333                       12,179
11/30/03        15,729                    17,514                       12,146
12/31/03        15,851                    17,659                       12,133
1/31/04         15,951                    17,760                       12,192
2/29/04         16,206                    18,028                       12,258
3/31/04         16,165                    17,965                       12,337

[sidebar]
AVERAGE ANNUAL TOTAL RETURN

---------------------------------------
  ADVISOR CLASS 6             3/31/04
---------------------------------------
  1-Year                       +6.13%
---------------------------------------
  5-Year                       +5.11%
---------------------------------------
  10-Year                      +6.15%
---------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
The following line graph compares the performance of Franklin California Tax-Free Income Fund - Advisor Class 6 with that of the Lehman Brothers Municipal Bond Index 7 and CPI 7, based on a $10,000 investment from 4/1/94 to 3/31/04.

         Franklin California
           Tax-Free Income           Lehman Brothers
Date     Fund-Advisor Class       Municipal Bond Index 7               CPI 7
4/1/94        $10,000                    $10,000                      $10,000
4/30/94        10,038                     10,085                       10,014
5/31/94        10,119                     10,172                       10,020
6/30/94        10,086                     10,110                       10,054
7/31/94        10,225                     10,295                       10,082
8/31/94        10,278                     10,331                       10,122
9/30/94        10,202                     10,180                       10,149
10/31/94       10,081                      9,999                       10,156
11/30/94        9,945                      9,818                       10,170
12/31/94       10,029                     10,034                       10,170
1/31/95        10,276                     10,321                       10,211
2/28/95        10,540                     10,621                       10,251
3/31/95        10,640                     10,743                       10,285
4/30/95        10,665                     10,756                       10,319
5/31/95        10,918                     11,099                       10,340
6/30/95        10,852                     11,002                       10,360
7/31/95        10,924                     11,106                       10,360
8/31/95        11,027                     11,247                       10,387
9/30/95        11,100                     11,318                       10,408
10/31/95       11,250                     11,483                       10,442
11/30/95       11,417                     11,673                       10,435
12/31/95       11,537                     11,785                       10,428
1/31/96        11,596                     11,874                       10,489
2/29/96        11,543                     11,794                       10,523
3/31/96        11,427                     11,644                       10,577
4/30/96        11,406                     11,610                       10,618
5/31/96        11,433                     11,606                       10,639
6/30/96        11,555                     11,733                       10,645
7/31/96        11,631                     11,839                       10,666
8/31/96        11,657                     11,836                       10,686
9/30/96        11,815                     12,001                       10,720
10/31/96       11,925                     12,137                       10,754
11/30/96       12,102                     12,359                       10,774
12/31/96       12,079                     12,307                       10,774
1/31/97        12,089                     12,331                       10,808
2/28/97        12,201                     12,444                       10,842
3/31/97        12,075                     12,278                       10,870
4/30/97        12,170                     12,381                       10,883
5/31/97        12,335                     12,567                       10,876
6/30/97        12,432                     12,701                       10,890
7/31/97        12,719                     13,053                       10,904
8/31/97        12,658                     12,930                       10,924
9/30/97        12,807                     13,084                       10,951
10/31/97       12,886                     13,168                       10,978
11/30/97       12,984                     13,245                       10,971
12/31/97       13,142                     13,439                       10,958
1/31/98        13,258                     13,577                       10,978
2/28/98        13,285                     13,581                       10,999
3/31/98        13,294                     13,593                       11,019
4/30/98        13,263                     13,532                       11,039
5/31/98        13,451                     13,746                       11,060
6/30/98        13,508                     13,800                       11,073
7/31/98        13,532                     13,835                       11,087
8/31/98        13,722                     14,049                       11,101
9/30/98        13,914                     14,224                       11,114
10/31/98       13,919                     14,224                       11,141
11/30/98       14,000                     14,273                       11,141
12/31/98       13,995                     14,309                       11,135
1/31/99        14,129                     14,479                       11,162
2/28/99        14,112                     14,416                       11,175
3/31/99        14,150                     14,436                       11,209
4/30/99        14,168                     14,472                       11,291
5/31/99        14,070                     14,388                       11,291
6/30/99        13,868                     14,181                       11,291
7/31/99        13,887                     14,233                       11,325
8/31/99        13,692                     14,119                       11,352
9/30/99        13,673                     14,125                       11,406
10/31/99       13,438                     13,972                       11,427
11/30/99       13,558                     14,120                       11,433
12/31/99       13,381                     14,015                       11,433
1/31/00        13,243                     13,954                       11,467
2/29/00        13,486                     14,116                       11,535
3/31/00        13,871                     14,425                       11,630
4/30/00        13,731                     14,339                       11,637
5/31/00        13,672                     14,265                       11,651
6/30/00        14,062                     14,643                       11,712
7/31/00        14,290                     14,847                       11,739
8/31/00        14,581                     15,075                       11,739
9/30/00        14,521                     14,997                       11,800
10/31/00       14,669                     15,161                       11,821
11/30/00       14,754                     15,275                       11,827
12/31/00       15,071                     15,653                       11,821
1/31/01        15,221                     15,808                       11,895
2/28/01        15,265                     15,858                       11,943
3/31/01        15,394                     16,000                       11,970
4/30/01        15,140                     15,827                       12,018
5/31/01        15,314                     15,997                       12,072
6/30/01        15,401                     16,104                       12,092
7/31/01        15,662                     16,343                       12,058
8/31/01        16,032                     16,612                       12,058
9/30/01        15,968                     16,556                       12,113
10/31/01       16,100                     16,753                       12,072
11/30/01       16,036                     16,612                       12,052
12/31/01       15,859                     16,455                       12,004
1/31/02        16,061                     16,740                       12,031
2/28/02        16,153                     16,942                       12,079
3/31/02        15,841                     16,610                       12,147
4/30/02        16,068                     16,935                       12,215
5/31/02        16,161                     17,038                       12,215
6/30/02        16,321                     17,218                       12,221
7/31/02        16,481                     17,439                       12,235
8/31/02        16,665                     17,649                       12,276
9/30/02        17,058                     18,035                       12,296
10/31/02       16,712                     17,736                       12,317
11/30/02       16,667                     17,663                       12,317
12/31/02       16,947                     18,035                       12,289
1/31/03        16,875                     17,990                       12,344
2/28/03        17,110                     18,241                       12,439
3/31/03        17,109                     18,252                       12,514
4/30/03        17,202                     18,373                       12,486
5/31/03        17,631                     18,803                       12,466
6/30/03        17,558                     18,723                       12,480
7/31/03        16,906                     18,068                       12,493
8/31/03        16,952                     18,203                       12,541
9/30/03        17,362                     18,738                       12,582
10/31/03       17,359                     18,643                       12,568
11/30/03       17,626                     18,838                       12,534
12/31/03       17,771                     18,994                       12,520
1/31/04        17,892                     19,102                       12,582
2/29/04        18,185                     19,390                       12,649
3/31/04        18,158                     19,322                       12,731

16 |  Past performance does not guarantee future results.  |  Annual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 7/1/94, these shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

3. Distribution rate is based on an annualization of the respective class's March dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 3/31/04.

4. Taxable equivalent distribution rate and yield assume the published rates as of 12/29/03 for the maximum combined federal and California state personal income tax bracket of 41.05%, based on the federal income tax rate of 35.00%.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 3/31/04.

6. Effective 10/1/01, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/1/01, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/30/01, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/1/01 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +13.71% and +5.28%.

7. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded.

        Annual Report | Past performance does not guarantee future results. | 17

Franklin California Tax-Free Income Fund

FINANCIAL HIGHLIGHTS


                                                        -------------------------------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
CLASS A                                                        2004          2003          2002         2001          2000
                                                        -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...................        $7.24         $7.07         $7.24        $6.88         $7.40
                                                        -------------------------------------------------------------------
Income from investment operations:
 Net investment income a .............................          .35           .35           .37          .37           .38
 Net realized and unrealized
  gains (losses) .....................................          .07           .21          (.16)         .36          (.53)
                                                        -------------------------------------------------------------------
Total from investment operations .....................          .42           .56           .21          .73          (.15)
                                                        -------------------------------------------------------------------
Less distributions from:
 Net investment income ...............................         (.34)         (.36)         (.37)        (.37)         (.36)
 Net realized gains ..................................           --          (.03)         (.01)          --          (.01)
                                                        -------------------------------------------------------------------
Total distributions ..................................         (.34)         (.39)         (.38)        (.37)         (.37)
                                                        -------------------------------------------------------------------
Net asset value, end of year .........................        $7.32         $7.24         $7.07        $7.24         $6.88
                                                        ===================================================================

Total return b .......................................        6.04%         8.05%         2.87%       10.98%       (1.97)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ......................  $12,784,815   $13,376,339   $13,016,197  $13,279,037   $12,859,577
Ratio to average net assets:
 Expenses ............................................         .58%          .57%          .57%         .57%          .57%
 Net investment income ...............................        4.80%         4.90%         5.08%        5.31%         5.40%
Portfolio turnover rate ..............................       11.57%        11.92%        13.23%        5.83%        12.10%

aBased on average daily shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.CLASS A

18 |  Annual Report

Franklin California Tax-Free Income Fund

                                                                     ---------------------------------------------------------
                                                                                        YEAR ENDED MARCH 31,
CLASS B                                                                  2004         2003       2002        2001        2000
                                                                     ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................     $7.23        $7.07      $7.24       $6.87       $7.39
                                                                     ---------------------------------------------------------
Income from investment operations:
 Net investment income a ..........................................       .30          .31        .33         .33         .34
 Net realized and unrealized gains (losses) .......................       .08          .20       (.16)        .37        (.52)
                                                                     ---------------------------------------------------------
Total from investment operations ..................................       .38          .51        .17         .70        (.18)
                                                                     ---------------------------------------------------------
Less distributions from:
 Net investment income ............................................      (.30)        (.32)      (.33)       (.33)       (.33)
 Net realized gains ...............................................        --         (.03)      (.01)         --        (.01)
                                                                     ---------------------------------------------------------
Total distributions ...............................................      (.30)        (.35)      (.34)       (.33)       (.34)
                                                                     ---------------------------------------------------------
Net asset value, end of year ......................................     $7.31        $7.23      $7.07       $7.24       $6.87
                                                                     =========================================================

Total return b ....................................................     5.44%        7.46%      2.15%      10.51%     (2.51)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...................................  $394,728     $402,085   $309,196    $193,428    $110,933
Ratio to average net assets:
 Expenses .........................................................     1.15%        1.14%      1.14%       1.14%       1.14%
 Net investment income ............................................     4.23%        4.33%      4.51%       4.73%       4.87%
Portfolio turnover rate ...........................................    11.57%       11.92%     13.23%       5.83%      12.10%

aBased on average daily shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

                                                              Annual Report | 19

Franklin California Tax-Free Income Fund

                                                                     ---------------------------------------------------------
                                                                                        YEAR ENDED MARCH 31,
CLASS C                                                                  2004         2003       2002        2001        2000
                                                                     ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...............................      $7.23        $7.06      $7.23       $6.87       $7.39
                                                                     ---------------------------------------------------------
Income from investment operations:
 Net investment income a .........................................        .30          .31        .33         .33         .34
 Net realized and unrealized gains (losses) ......................        .08          .21       (.16)        .36        (.53)
                                                                     ---------------------------------------------------------
Total from investment operations .................................        .38          .52        .17         .69        (.19)
                                                                     ---------------------------------------------------------
Less distributions from:
 Net investment income ...........................................       (.30)        (.32)      (.33)       (.33)       (.32)
 Net realized gain ...............................................         --         (.03)      (.01)         --        (.01)
                                                                     ---------------------------------------------------------
Total distributions ..............................................       (.30)        (.35)      (.34)       (.33)       (.33)
                                                                     ---------------------------------------------------------
Net asset value, end of year .....................................      $7.31        $7.23      $7.06       $7.23       $6.87
                                                                     =========================================================

Total return b ...................................................      5.46%        7.46%      2.29%      10.38%     (2.54)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ..................................   $523,545     $538,460   $464,108    $393,652    $367,874
Ratio to average net assets:
 Expenses ........................................................      1.15%        1.13%      1.14%       1.14%       1.14%
 Net investment income ...........................................      4.23%        4.34%      4.52%       4.74%       4.82%
Portfolio turnover rate ..........................................     11.57%       11.92%     13.23%       5.83%      12.10%

aBased on average daily shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

20 |  Annual Report

Franklin California Tax-Free Income Fund

                                                                      ----------------------------------
                                                                             YEAR ENDED MARCH 31,
ADVISOR CLASS                                                            2004        2003        2002 c
                                                                      ----------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................   $7.23       $7.07       $7.29
                                                                      ----------------------------------
Income from investment operations:
 Net investment income a ............................................     .35         .36         .19
 Net realized and unrealized gains (losses) .........................     .08         .19        (.24)
                                                                      ----------------------------------
Total from investment operations ....................................     .43         .55        (.05)
                                                                      ----------------------------------
Less distributions from:
 Net investment income ..............................................    (.35)       (.36)       (.16)
 Net realized gain ..................................................      --        (.03)       (.01)
                                                                      ----------------------------------
Total distributions .................................................    (.35)       (.39)       (.17)
                                                                      ----------------------------------
Net asset value, end of year ........................................   $7.31       $7.23       $7.07
                                                                      ==================================

Total return b ......................................................   6.13%       8.00%      (.80)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ..................................... $14,096     $10,217      $2,134
Ratio to average net assets:
 Expenses ...........................................................    .50%        .49%        .49% d
 Net investment income ..............................................   4.88%       4.98%       5.25% d
Portfolio turnover rate .............................................  11.57%      11.92%      13.23%

aBased on average daily shares outstanding.
bTotal return is not annualized for periods less than one year.
cFor the period October 1, 2001 (effective date) to March 31, 2002.
dAnnualized.

                         Annual Report | See notes to financial statements. | 21

Franklin California Tax-Free Income Fund

STATEMENT OF INVESTMENTS, MARCH 31, 2004

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.4%
  BONDS 85.7%
  ABAG Finance Authority for Nonprofit Corps. COP,
     6.75%, 8/01/20 ....................................................................  $  3,955,000     $     4,230,822
     6.125%, 3/01/21 ...................................................................     4,245,000           4,624,673
     Butte Valley-Tulelake Rural Health, 6.65%, 10/01/22 ...............................       835,000             845,621
     Episcopal Home Foundation, Refunding, 5.125%, 7/01/13 .............................     6,000,000           6,123,060
     Episcopal Home Foundation, Refunding, 5.125%, 7/01/18 .............................    20,625,000          20,225,287
     Home for Jewish Parents, California Mortgage Insured, 5.625%,
       5/15/22 .........................................................................     5,000,000           5,337,300
     Lytton Gardens Inc., California Mortgage Insured, 6.00%, 2/15/30 ..................     5,000,000           5,297,600
     Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 .....................     5,525,000           5,874,290
     Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%,
       5/15/23 .........................................................................     5,000,000           5,116,800
  ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments,
   Series A, 5.45%, 4/01/39 ............................................................     5,500,000           5,552,855
  ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego Hospital Association,
     Series A, 6.125%, 8/15/20 .........................................................    23,525,000          25,169,633
     Series C, 5.375%, 3/01/21 .........................................................     5,000,000           5,059,100
  ABAG Finance Corp. COP, ABAG XXV, 6.80%, 8/01/12 .....................................     3,040,000           3,087,789
  ABAG Revenue,
     Mello-Roos, Refunding and Improvement, Series A, FSA Insured,
     5.125%, 9/01/21 ...................................................................     4,760,000           4,888,425
     Mello-Roos, Refunding and Improvement, Series A, FSA Insured,
       5.20%, 9/01/27 ..................................................................     4,140,000           4,233,605
     Tax Allocation, RDA Pool, Series A4, FSA Insured, 5.875%,
       12/15/25 ........................................................................     5,000,000           5,259,500
     Tax Allocation, RDA Pool, Series A6, FSA Insured, 5.375%,
       12/15/25 ........................................................................     3,670,000           3,948,333
  ABAG Water and Wastewater Revenue, Pooled Financing Program, Series A, FSA Insured,
   5.30%, 10/01/21 .....................................................................     5,450,000           5,988,187
  Alameda Corridor Transportation Authority Revenue, senior lien, Series A, MBIA Insured,
   5.00%, 10/01/29 .....................................................................    24,490,000          25,489,682
  Alameda County COP, Alameda County Medical Center Project, MBIA Insured,
     5.00%, 6/01/23 ....................................................................    19,195,000          20,243,623
     5.30%, 6/01/26 ....................................................................     7,000,000           7,056,140
     5.00%, 6/01/28 ....................................................................     8,925,000           9,377,319
  Alvord USD, GO, Series A, FGIC Insured, 5.375%, 8/01/27 ..............................     6,100,000           6,492,657
  Anaheim PFA Revenue, Electric Systems Distribution Facilities, MBIA Insured,
   5.00%, 10/01/28 .....................................................................    10,765,000          11,176,438
  Anaheim PFA,
     Electric System Distribution Facilities, Series A, 5.00%,
       10/01/31 ........................................................................    15,000,000          15,534,900
     Lease Revenue, Public Improvements Project, Series A, FSA Insured,
       5.00%, 9/01/27 ..................................................................     8,900,000           9,200,642
     Lease Revenue, Public Improvements Project, Series A, FSA Insured,
       5.00%, 3/01/37 ..................................................................   100,000,000         103,025,000
  Antioch Area Public Facilities Financing Agency Special Tax, CFD No. 1989-1,
   MBIA Insured, 5.50%, 8/01/22 ........................................................     4,870,000           5,330,507
  Antioch PFA, Reassessment Revenue, sub. lien,
     Refunding, Series B, 5.50%, 9/02/08 ...............................................     1,165,000           1,238,325
     Refunding, Series B, 5.60%, 9/02/09 ...............................................     1,225,000           1,304,894
     Series B, 5.30%, 9/02/06 ..........................................................     2,095,000           2,195,141
  Arcadia Hospital Revenue, Methodist Hospital of Southern California,
     6.50%, 11/15/12 ...................................................................     2,295,000           2,331,720
     6.625%, 11/15/22 ..................................................................     3,750,000           3,790,950
  Auburn USD, COP, Land Acquisition Program, Series A, FSA Insured,
   7.00%, 9/01/28 ......................................................................     2,770,000           2,893,403

22 |  Annual Report

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Baldwin Park PFAR, Tax Allocation, Series A,
     7.75%, 8/01/19 ....................................................................  $  5,265,000     $     5,314,122
     Pre-Refunded, 7.10%, 9/01/24 ......................................................     2,000,000           2,089,060
  Beaumont USD, COP, Series A, FSA Insured, 6.40%, 1/01/29 .............................     6,835,000           6,924,333
  Belmont RDA, Tax Allocation, Los Costanos Community Development, Series A, Pre-Refunded,
     6.70%, 8/01/14 ....................................................................     1,235,000           1,282,387
     6.80%, 8/01/23 ....................................................................     2,310,000           2,399,374
  Belmont Redwood Shores School District, Series A, 5.50%, 9/01/22 .....................     6,500,000           7,092,995
  Brentwood 1915 Act, Infrastructure Financing, Reassessment, Series A, FSA Insured,
   5.80%, 9/02/17 ......................................................................     5,110,000           5,750,794
  Burbank Parking Authority, Special Tax, CFD No. 1, 8.375%, 10/01/06 ..................       620,000             623,162
  Burton Elementary School District COP, Loan Acquisition, Capital Appreciation,
     Series A, FSA Insured, 6.60%, 9/01/27 .............................................       770,000             780,718
     Series B, FSA Insured, 6.60%, 9/01/27 .............................................       285,000             288,967
  California Counties Lease Financing Authority COP, CSAC Financing Corp.,
   Amador County Project, ETM, 7.70%, 10/01/09 .........................................     1,890,000           2,219,295
  California County Tobacco Securitization Agency  Revenue, Asset-Backed,
   Merced Funding Corp., Series, 5.875%, 6/01/43 .......................................    10,235,000           9,133,202
  California County Tobacco Securitization Agency Revenue, Asset Backed,
     Alameda County, 5.875%, 6/01/35 ...................................................     7,500,000           6,766,125
     County Corp., Series A, 5.875%, 6/01/43 ...........................................    30,000,000          26,770,500
     Gold Country Funding Corp., 6.00%, 6/01/38 ........................................    10,000,000           9,002,900
     Golden Gate, Series A, 6.00%, 6/01/43 .............................................    10,000,000           8,970,400
     Kern County Corp., Series A, 6.125%, 6/01/43 ......................................    28,135,000          25,720,454
     Kern County Corp., Series B, 6.25%, 6/01/37 .......................................    19,460,000          18,175,835
     Stanislaus Fund, Series A, 5.875%, 6/01/43 ........................................     8,690,000           7,754,521
  California Educational Facilities Authority Revenue,
     Chapman University, Refunding, Connie Lee Insured, 5.125%,
     10/01/26 ..........................................................................    10,000,000          10,358,300
     Pooled College and University, Series B, 6.75%, 6/01/30 ...........................    11,495,000          12,449,315
     Stanford University, Refunding, Series O, 5.125%, 1/01/31 .........................    21,250,000          22,375,612
     Student Loan Program, Series A, MBIA Insured, 6.00%, 3/01/16 ......................     4,965,000           5,282,164
  California Health Facilities Financing Authority Revenue,
     AIDS Health Care Foundation, Refunding, Series C, California Mortgage Insured,
        6.25%, 9/01/17 .................................................................     1,750,000           1,774,010
     California Autism Foundation Inc., Series A, CHFCLP Insured,
       6.25%, 11/01/20 .................................................................     3,560,000           3,805,960
     Casa Colina, 6.125%, 4/01/32 ......................................................    10,300,000          10,745,372
     Catholic Healthcare West, Refunding, Series A, MBIA Insured,
       5.75%, 7/01/15 ..................................................................    12,500,000          14,235,250
     Catholic Healthcare West, Refunding, Series A, MBIA Insured,
       6.00%, 7/01/17 ..................................................................     7,300,000           8,061,974
     Catholic Healthcare West, Series A, 5.00%, 7/01/18 ................................    40,000,000          40,531,600
     Catholic Healthcare West, Series A, 5.00%, 7/01/28 ................................   140,630,000         136,202,968
     Catholic Healthcare West, Series A, MBIA Insured, 5.00%, 7/01/17 ..................     5,000,000           5,315,300
     Catholic Healthcare West, Series A, MBIA Insured, 5.125%, 7/01/24 .................    11,500,000          11,972,880
     Cedars-Sinai Medical Center, Series A, MBIA Insured, 5.125%,
       8/01/17 .........................................................................     8,355,000           9,005,353
     Cedars-Sinai Medical Center, Series A, MBIA Insured, 5.125%,
       8/01/27 .........................................................................    15,600,000          16,205,436
     Cedars-Sinai Medical Center, Series B, MBIA Insured, 5.25%,
       8/01/27 .........................................................................    52,500,000          55,188,000
     Clinicas Del Camino, Series A, CHFCLP Insured, 6.55%, 5/01/25 .....................     4,500,000           4,745,970
     County Program, Series B, 7.20%, 1/01/12 ..........................................     2,075,000           2,082,947

                                                              Annual Report | 23

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  California Health Facilities Financing Authority Revenue, (cont.)
     El Proyecto, Series A, CHFCLP Insured, 5.50%, 12/01/22 ............................  $  3,350,000     $     3,487,651
     Enloe Health System, Series A, FSA Insured, 5.00%, 11/15/18 .......................     5,000,000           5,321,850
     Enloe Health System, Series A, FSA Insured, 5.00%, 11/15/28 .......................    25,390,000          26,269,002
     Familiesfirst, Series A, California Mortgage Insured, 6.00%,
       12/01/25 ........................................................................    11,365,000          12,084,859
     Feedback Foundation Inc., Series A, CHFCLP Insured, 6.50%,
       12/01/22 ........................................................................     4,240,000           4,302,158
     Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21 .........................    71,050,000          71,067,762
     Insured Health Facility Help Group, Series A, California Mortgage Insured,
       6.10%, 8/01/25 ..................................................................    12,905,000          14,079,742
     Insured Health Facility-Valleycare, Series A, California Mortgage
       Insured, 5.25%, 5/01/22 .........................................................     5,000,000           5,132,100
     Kaiser Permanente, Series A, 5.40%, 5/01/28 .......................................    46,000,000          48,256,760
     Kaiser Permanente, Series A, FSA Insured, 5.00%, 6/01/20 ..........................    32,295,000          34,750,389
     Kaiser Permanente, Series A, FSA Insured, 5.00%, 6/01/24 ..........................   136,775,000         144,318,141
     Kaiser Permanente, Series B, 5.25%, 10/01/16 ......................................     7,515,000           8,386,665
     Kaiser Permanente, Series B, 5.00%, 10/01/18 ......................................    38,260,000          41,333,426
     Kaiser Permanente, Series B, 5.00%, 10/01/20 ......................................    38,020,000          40,744,513
     Kaiser Permanente, Series B, 5.40%, 5/01/28 .......................................    80,000,000          83,924,800
     Lucile Salter Packard Hospital, Series C, AMBAC Insured, 5.00%,
       8/15/26 .........................................................................     6,000,000           6,208,260
     Marshall Hospital, Series A, California Mortgage Insured, 5.30%,
       11/01/28 ........................................................................     5,500,000           5,619,790
     Mills-Peninsula Health, Refunding, Series A, Connie Lee Insured,
       5.75%, 1/15/15 ..................................................................    11,500,000          12,102,600
     Mills-Peninsula Health, Series B, Connie Lee Insured, 5.75%,
       1/15/15 .........................................................................     5,665,000           5,961,846
     Northern California Presbyterian, 5.40%, 7/01/28 ..................................     6,340,000           6,435,290
     Paradise Valley Estates, 5.125%, 1/01/22 ..........................................     6,610,000           6,733,012
     Paradise Valley Estates, 5.25%, 1/01/26 ...........................................     5,000,000           5,066,000
     Pomona Valley Hospital, Refunding, Series A, MBIA Insured, 5.625%,
       7/01/19 .........................................................................     8,500,000           9,444,095
     Scripps Memorial Hospital, Series A, MBIA Insured, 6.375%,
       10/01/22 ........................................................................     9,725,000           9,962,387
     Small Facilities Loan, Health Facilities, Refunding, Series B,
       California Mortgage Insured, 7.50%, 4/01/22 .....................................     5,000,000           5,361,850
     Small Facilities Loan, Health Facilities, Series A, CHFCLP
       Insured, 6.75%, 3/01/20 .........................................................     3,115,000           3,127,460
     Southern California, Series A, CHFCLP Insured, 5.50%, 12/01/22 ....................     3,070,000           3,196,146
     St. Francis Medical Center, Refunding, Series H, AMBAC Insured,
       6.35%, 10/01/23 .................................................................     7,000,000           7,571,690
     St. Paul's Episcopal Home, CHFCLP Insured, 6.50%, 9/01/14 .........................     2,595,000           2,696,049
     Sutter Health Project, Series A, MBIA Insured, 5.35%, 8/15/28 .....................     6,650,000           7,089,232
     Sutter Health, Refunding, Series A, MBIA Insured, 5.875%, 8/15/16 .................     5,750,000           6,409,352
     Sutter Health, Series A, FSA Insured, 5.25%, 8/15/27 ..............................     5,300,000           5,573,215
     Sutter Health, Series A, FSA Insured, 5.00%, 8/15/37 ..............................    61,000,000          62,914,790
     Sutter Health, Series A, MBIA Insured, 5.375%, 8/15/30 ............................    10,600,000          11,209,924
     The Episcopal Home, 5.30%, 2/01/32 ................................................    28,150,000          28,561,553
     The Help Group, CHFCLP Insured, 5.40%, 8/01/22 ....................................     7,420,000           7,728,895
     UCSF-Stanford Health Care, Refunding, Series A, FSA Insured,
       5.00%, 11/15/31 .................................................................     5,750,000           5,953,952
     UCSF-Stanford Health Care, Refunding, Series B, 5.00%, 11/15/31 ...................    26,920,000          27,874,852
     UCSF-Stanford Health Care, Refunding, Series B, AMBAC Insured,
       5.00%, 11/15/28 .................................................................    25,000,000          25,918,750
     Valleycare Hospital Corp., Refunding, 5.50%, 5/01/20 ..............................    11,640,000          12,276,359
     Walden House, State Guaranteed, 6.85%, 3/01/22 ....................................     3,225,000           3,238,093
  California HFA,
     SFM Purchase, Class I, Series A-1, 6.05%, 8/01/26 .................................     2,490,000           2,567,265
     SFM Purchase, Refunding, Series A-2, FHA Insured, 6.45%, 8/01/25 ..................     1,410,000           1,432,729
     Home Mortgage, Series M, MBIA Insured, 5.60%, 8/01/29 .............................     3,170,000           3,243,924

24 |  Annual Report

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  California HFA, (cont.)
     Housing Revenue, Series E, MBIA Insured, 6.625%, 8/01/14 ..........................  $  4,365,000     $     4,514,938
     Housing Revenue, Series E, MBIA Insured, 6.75%, 8/01/26 ...........................    11,855,000          12,274,904
     Housing Revenue, Series F, MBIA Insured, 6.90%, 8/01/26 ...........................    11,345,000          11,694,199
     MFHR II, Series A, AMBAC Insured, 6.25%, 2/01/37 ..................................     5,000,000           5,207,450
     MFHR III, Series B, MBIA Insured, 5.50%, 8/01/39 ..................................    12,085,000          12,388,454
     Multi-Unit Rental Housing, Series A, 6.875%, 2/01/22 ..............................       290,000             290,812
     Series B-1, Class 1, AMBAC Insured, 5.65%, 8/01/28 ................................     5,825,000           5,969,518
     SFM, Series C-2, Class 1, FHA Insured, 5.65%, 2/01/25 .............................     2,405,000           2,471,426
  California Infrastructure and Economic Development Bank Revenue,
     Bay Area Toll Bridges, First Lien, Series A, AMBAC Insured, 5.00%,
     7/01/33 ...........................................................................     5,000,000           5,202,300
     Bay Area Toll Bridges, First Lien, Series A, AMBAC Insured, 5.00%,
       7/01/36 .........................................................................    38,300,000          39,702,546
     Bay Area Toll Bridges, First Lien, Series A, FGIC Insured, 5.00%,
       7/01/29 .........................................................................    50,985,000          53,204,887
     Kaiser Hospital Assistance I LLC, Series B, 5.50%, 8/01/31 ........................    10,000,000          10,459,200
     Kaiser Hospital Assistance II LLC, Series A, 5.55%, 8/01/31 .......................    34,000,000          35,687,420
  California Mobilehome Park Financing Authority Revenue, Series A, FSA Insured,
     5.15%, 10/01/04 ...................................................................         5,000               5,069
     5.25%, 10/01/05 ...................................................................         5,000               5,243
     6.25%, 10/01/25 ...................................................................       165,000             169,826
  California PCFA,
     PCR, Pacific Gas and Electric Co., Series A, 6.625%, 6/01/09 ......................     1,750,000           1,762,950
     PCR, San Diego Gas and Electric Co., Series A, 5.85%, 6/01/21 .....................    32,535,000          33,051,656
     PCR, Southern California Edison Co., Refunding, 6.90%, 12/01/17 ...................     2,510,000           2,527,972
     PCR, Southern California Edison Co., Series B, 6.40%, 12/01/24 ....................    29,000,000          29,438,480
     PCR, Southern California Edison Co., Series B, MBIA Insured,
       6.40%, 12/01/24 .................................................................    12,120,000          12,442,998
     Solid Waste Disposal Revenue, Keller Canyon Landfill Co. Project,
       6.875%, 11/01/27 ................................................................    17,205,000          17,235,625
  California PCFA Revenue, Refunding, Pacific Gas and Electric, Series A, MBIA Insured,
   5.35%, 12/01/16 .....................................................................    31,500,000          34,487,145
  California Resources Efficiency Financing Authority COP, Capital Improvement Program,
     Refunding, AMBAC Insured,
     5.625%, 4/01/22 ...................................................................    10,365,000          11,418,084
     5.75%, 4/01/27 ....................................................................     7,885,000           8,728,695
  California Special Districts Lease Financing Program COP, Series E,
     7.70%, 12/01/09 ...................................................................       205,000             206,911
     7.75%, 12/01/19 ...................................................................       305,000             307,635
  California State Department of Veteran Affairs Home Purchase Revenue,
     Refunding, Series A, 5.40%, 12/01/28 ..............................................     9,580,000           9,875,447
     Refunding, Series B, 5.50%, 12/01/18 ..............................................     2,500,000           2,584,350
     Series A, Chase Revenue, Series A, 5.20%, 12/01/27 ................................    31,000,000          31,198,090
     Series B, 5.20%, 12/01/28 .........................................................    63,875,000          64,240,365
  California State Department of Water Resources Central Valley Project Revenue,
     Water System, Refunding,
     Series Q, MBIA Insured, 5.375%, 12/01/27 ..........................................    58,000,000          61,907,460
     Series S, 5.00%, 12/01/29 .........................................................    24,595,000          25,292,022
     Series U, 5.00%, 12/01/29 .........................................................    12,000,000          12,404,880
     Series Y, FGIC Insured, 5.00%, 12/01/25 ...........................................    20,000,000          20,864,600

                                                              Annual Report | 25

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  California State Department of Water Resources
   Central Valley Project Water System Revenue,
   Series O, 5.00%, 12/01/22 ...........................................................  $  5,500,000     $     5,652,735
  California State Department of Water Resources Power Supply Revenue, Series A,
     5.25%, 5/01/20 ....................................................................    50,000,000          53,034,000
     5.375%, 5/01/21 ...................................................................    22,000,000          23,403,380
     5.375%, 5/01/22 ...................................................................    34,020,000          35,982,274
  California State GO,
     5.25%, 10/01/20 ...................................................................    10,000,000          10,342,200
     5.25%, 9/01/23 ....................................................................    22,000,000          22,722,920
     5.25%, 10/01/23 ...................................................................     9,250,000           9,557,747
     6.00%, 5/01/24 ....................................................................     2,565,000           2,623,302
     5.125%, 6/01/24 ...................................................................     8,250,000           8,390,250
     5.25%, 9/01/26 ....................................................................    25,000,000          25,710,000
     5.00%, 2/01/27 ....................................................................    46,000,000          46,173,880
     5.00%, 10/01/27 ...................................................................    12,100,000          12,105,687
     5.125%, 10/01/27 ..................................................................    39,835,000          40,287,924
     5.00%, 2/01/29 ....................................................................    15,000,000          14,977,800
     5.00%, 11/01/30 ...................................................................    10,000,000           9,970,400
     5.125%, 3/01/31 ...................................................................    35,000,000          35,291,900
     AMBAC Insured, 5.90%, 3/01/25 .....................................................       210,000             220,662
     AMBAC Insured, 5.125%, 10/01/27 ...................................................    31,420,000          32,701,936
     FGIC Insured, 6.00%, 8/01/19 ......................................................       905,000             936,874
     FGIC Insured, 5.625%, 10/01/26 ....................................................    41,500,000          44,780,575
     FSA Insured, 5.50%, 3/01/20 .......................................................     5,500,000           5,704,105
     FSA Insured, 5.50%, 9/01/29 .......................................................    30,000,000          32,653,200
     MBIA Insured, 5.00%, 10/01/23 .....................................................     5,000,000           5,211,500
     MBIA Insured, 6.00%, 8/01/24 ......................................................       990,000           1,024,868
     Refunding, 5.625%, 9/01/24 ........................................................    10,650,000          11,280,586
     Refunding, 5.125%, 6/01/27 ........................................................    56,150,000          56,765,965
     Refunding, 5.25%, 2/01/29 .........................................................    44,000,000          44,899,800
     Refunding, 5.25%, 2/01/29 .........................................................    10,000,000          10,185,400
     Refunding, 5.25%, 2/01/30 .........................................................    50,000,000          50,894,500
     Refunding, 5.125%, 6/01/31 ........................................................    76,220,000          76,873,205
     Refunding, 5.25%, 4/01/32 .........................................................    10,000,000          10,176,100
     Refunding, AMBAC Insured, 5.00%, 4/01/23 ..........................................     6,250,000           6,496,000
     Refunding, MBIA Insured, 5.00%, 10/01/32 ..........................................     5,000,000           5,167,600
     Series BR, 5.25%, 12/01/26 ........................................................     5,000,000           5,005,750
     Series BR, 5.30%, 12/01/29 ........................................................    13,000,000          13,014,950
     Various Purposes, FSA Insured, 5.50%, 4/01/19 .....................................     5,000,000           5,151,700
     Veterans Bonds, Series BH, 5.50%, 12/01/18 ........................................    44,250,000          44,706,217
     Veterans Bonds, Series BH, 5.60%, 12/01/32 ........................................    50,060,000          50,354,353
     Veterans Bonds, Series BH, FSA Insured, 5.50%, 12/01/24 ...........................    16,440,000          16,526,310
  California State Local Government Finance Authority Revenue, Marin Valley, Series A,
   FSA Insured, 5.85%, 10/01/27 ........................................................     6,735,000           7,547,510
  California State Public Works Board Lease Revenue,
     California Science Center, Series A, 5.25%, 10/01/22 ..............................     8,645,000           8,897,953
     California State University, Various Projects, Series A, 6.30%,
       10/01/04 ........................................................................     5,250,000           5,315,940

26 |  Annual Report

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  California State Public Works Board Lease Revenue, (cont.)
     Department General Services-Capital East End, Series A,
       AMBAC Insured, 5.00%, 12/01/27 ..................................................  $ 17,250,000     $    17,836,672
     Department of Corrections, California State
       Prison at Coalinga, Series B, MBIA Insured,
       5.375%, 12/01/19 ................................................................    15,250,000          15,631,860
     Department of Corrections, Corcoran II Facility, Series A, AMBAC Insured,
       5.25%, 1/01/21 ..................................................................    17,405,000          18,271,595
     Department of Corrections, Series C, 5.25%, 6/01/28 ...............................    46,785,000          47,490,050
     Department of Justice Building, Series A, FSA Insured, 5.625%,
       5/01/20 .........................................................................     5,000,000           5,274,350
     Trustees California State University, Refunding, Series A, 5.00%,
       10/01/19 ........................................................................     7,500,000           7,704,750
     University of California, Various Projects, Refunding, Series A,
       5.50%, 6/01/21 ..................................................................    14,000,000          14,231,420
     University of California, Various Projects, Refunding, Series A,
       5.00%, 6/01/23 ..................................................................    23,175,000          23,254,027
     University of California, Various Projects, Series B, 5.50%,
       6/01/19 .........................................................................    13,000,000          13,220,220
     University of California, Various Projects, Series B,
       Pre-Refunded, 6.625%, 12/01/14 ..................................................     7,415,000           7,839,138
     Various California Community Colleges, Refunding, Series A,
       5.90%, 4/01/17 ..................................................................     8,320,000           9,169,722
  California State University at Channel Islands Financing Authority Revenue,
   East Campus Community, Series A, MBIA Insured, 5.00%, 9/01/31 .......................    11,000,000          11,342,650
  California State University Revenue, Series A, FGIC Insured, 5.00%,
     11/01/32 ..........................................................................    10,000,000          10,368,700
     11/01/35 ..........................................................................    19,915,000          20,634,330
  California Statewide CDA Revenue,
     5.50%, 1/01/28 ....................................................................     3,615,000           3,738,814
     5.50%, 10/01/33 ...................................................................    45,465,000          47,563,664
     COP, Catholic Healthcare West, Obligated, MBIA Insured, 5.50%,
       7/01/23 .........................................................................     8,705,000           8,877,794
     COP, CHFCLP Insured Health Facilities, Unihealth, Series A, AMBAC Insured,
       Pre-Refunded, ETM, 5.75%, 10/01/25 ..............................................    24,545,000          28,801,594
     COP, CHFCLP Insured, ETM, 5.90%, 8/01/21 ..........................................     4,000,000           4,576,560
     COP, Familiesfirst Inc., CHFCLP Insured, Pre-Refunded, 7.25%,
       12/01/22 ........................................................................     5,120,000           5,430,221
     COP, Gemological Institute, Connie Lee Insured, 6.00%, 5/01/15 ....................     5,365,000           5,665,816
     COP, Gemological Institute, Connie Lee Insured, 6.00%, 5/01/20 ....................     3,775,000           3,986,664
     COP, Salk Institute, Connie Lee Insured, 6.20%, 7/01/24 ...........................     7,065,000           7,283,167
     COP, Southern California Development Corp., 6.10%, 12/01/15 .......................     2,255,000           2,406,108
     COP, St. Joseph Health System Group, Pre-Refunded, 6.625%,
       7/01/21 .........................................................................    12,500,000          12,919,625
     COP, Sutter Health Obligated Group, MBIA Insured, 5.50%, 8/15/22 ..................    25,520,000          27,020,066
     COP, Triad Health Care, CHFCLP Insured, Refunding, ETM, 6.25%,
       8/01/06 .........................................................................     1,540,000           1,629,335
     Insured Health Facility, Jewish Home, 5.25%, 11/15/33 .............................    20,400,000          20,914,488
     Kaiser Permanente, Series A, 5.50%, 11/01/32 ......................................    27,000,000          28,160,190
     Los Angeles Orthopedic Hospital Foundation, AMBAC Insured, 5.75%,
       6/01/30 .........................................................................    10,000,000          10,998,500
     Mission Community, California Mortgage Insured, 5.375%, 11/01/21 ..................     7,670,000           8,006,329
     Mission Community, California Mortgage Insured, 5.375%, 11/01/26 ..................     9,755,000          10,144,907
     Series B, 5.625%, 8/15/42 .........................................................    51,000,000          53,153,220
     Stovehaven Apartments Project, Series A, 5.875%, 7/01/32 ..........................     4,945,000           5,201,794
  California Statewide CDA,
     COP, California Lutheran Homes, ETM, 5.75%, 11/15/15 ..............................     5,000,000           5,570,900
     COP, Catholic Healthcare West, 6.50%, 7/01/20 .....................................     7,990,000           9,064,575
     COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 .............................    37,685,000          38,466,210
     COP, FSA Insured, 5.50%, 8/15/31 ..................................................     9,000,000           9,813,510
     COP, Kaiser Permanente, 5.30%, 12/01/15 ...........................................    32,200,000          35,089,306

                                                              Annual Report | 27

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  California Statewide CDA, (cont.)
     COP, MBIA Insured, 5.00%, 4/01/18 .................................................  $  7,000,000     $     7,443,310
     COP, MBIA Insured, 5.125%, 4/01/23 ................................................     6,000,000           6,279,720
     COP, St. Joseph Health System, Refunding, 5.125%, 7/01/17 .........................     5,000,000           5,162,900
     COP, St. Joseph Health System, Refunding, 5.25%, 7/01/21 ..........................    16,250,000          16,766,100
     COP, The Internext Group, 5.375%, 4/01/17 .........................................    10,770,000          11,005,648
     COP, The Internext Group, 5.375%, 4/01/30 .........................................    67,480,000          66,046,050
     East Campus Apartments LLC, Series A, 5.50%, 8/01/22 ..............................    11,000,000          11,630,630
    aLease Revenue, Special Facilities, United Airlines, Series A,
       5.70%, 10/01/33 .................................................................    61,325,000          19,010,750
     MFHR, Borregas Court Project, Series J, GNMA Secured, 6.30%,
       3/20/39 .........................................................................     7,453,000           8,123,248
     MFHR, Series E, FNMA Insured, 6.40%, 6/01/28 ......................................     8,000,000           8,335,600
     Revenue, East Campus Apartmens LLC, Series A, 5.625%, 8/01/34 .....................    25,000,000          26,207,250
     Water and Wastewater Revenue, Pooled Financing Program, Series B, FSA Insured,
       5.65%, 10/01/26 .................................................................     5,000,000           5,604,550
  California Valley HFAR, Home Mortgage, MBIA Insured, 5.65%, 2/01/27 ..................    14,400,000          14,757,120
  Camarillo COP, Capital Improvement Corp., ETM, 7.625%, 4/01/08 .......................     2,530,000           2,806,554
  Campbell Housing Facility Revenue, San Tomas Gardens Project, Series A,
   6.625%, 10/20/34 ....................................................................     5,615,000           5,730,781
  Campbell RDA, Tax Allocation, Central Campbell Redevelopment Project, Series A,
   6.00%, 10/01/33 .....................................................................     5,000,000           5,292,750
  Camrosa Water District COP, Water System Improvement Projects, MBIA Insured,
   6.00%, 1/15/20 ......................................................................     5,120,000           5,420,595
  Capistrano Bay Park and Recreation District COP, Special Lease Finance, Series Q,
   6.35%, 8/01/12 ......................................................................     2,800,000           2,844,128
  Capistrano University School CFD Special Tax, Number 90-2 Talega,
     5.875%, 9/01/33 ...................................................................     5,820,000           5,824,598
     6.00%, 9/01/33 ....................................................................     7,100,000           7,289,357
  Castaic Lake Water Agency COP, Water System Improvement Project, Refunding,
     Series A, MBIA Insured,
     6.125%, 8/01/15 ...................................................................    11,540,000          11,951,055
     6.00%, 8/01/18 ....................................................................     5,345,000           5,533,251
  Cathedral City PFAR, Tax Allocation, Redevelopment Projects, Refunding, Series A,
   MBIA Insured, 5.70%, 8/01/24 ........................................................    11,210,000          12,014,317
  Central California Joint Powers Health Financing Authority COP, Community Hospitals of
   Central California,
     6.00%, 2/01/20 ....................................................................     5,000,000           5,222,550
     5.625%, 2/01/21 ...................................................................     6,750,000           6,901,402
     6.00%, 2/01/30 ....................................................................    34,960,000          36,011,247
     5.75%, 2/01/31 ....................................................................    18,070,000          18,329,485
  Ceres Redevelopment Agency Tax Allocation, Ceres Redevelopment Project, Area No. 1,
   MBIA Insured, 5.00%, 11/01/33 .......................................................     6,250,000           6,480,375
  Cerritos PFAR, Tax Allocation Redevelopment Project, Series A, AMBAC Insured,
   5.00%, 11/01/22 .....................................................................     6,675,000           7,154,065
  Chaffey Community College District COP, Pre-Refunded, 7.40%,
   11/01/14 ............................................................................     5,000,000           5,283,000
  Chaffey UHSD, GO, Series B, FGIC Insured, 5.00%, 8/01/25 .............................     6,510,000           6,764,215
  Chaffey UHSD, GO, Series C, FSA Insured, 5.00%, 5/01/27 ..............................     6,980,000           7,263,737

28 |  Annual Report

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Chico RDAR, COP, Insured Health Facilities, Sierra Sunrise Lodge,
     6.80%, 2/01/11 ....................................................................  $  3,395,000     $     3,407,358
     6.75%, 2/01/21 ....................................................................     2,800,000           2,810,108
  Childrens Trust Fund Tobacco Settlement Revenue, Asset Backed Bonds, Refunding,
     5.50%, 5/15/39 ....................................................................     7,210,000           7,045,179
     5.625%, 5/15/43 ...................................................................    25,500,000          25,199,865
  Chino USD, COP, Land Acquisition, Series A, FSA Insured,
     6.60%, 9/01/14 ....................................................................       385,000             393,859
     6.70%, 9/01/29 ....................................................................     2,880,000           2,947,421
  Claremont RDA, Tax Allocation, Consolidated Redevelopment Project, Refunding.,
   5.50%, 8/01/23 ......................................................................     4,950,000           5,215,221
  Clayton 1915 Act, Limited Obligation, Contra Costa County, Oakhurst Country Club,
     8.30%, 9/02/04 ....................................................................        70,000              71,020
     8.30%, 9/02/05 ....................................................................        45,000              47,058
     8.35%, 9/02/06 ....................................................................        35,000              36,533
     8.35%, 9/02/07 ....................................................................        50,000              52,038
     8.375%, 9/02/08 ...................................................................        50,000              52,016
     8.375%, 9/02/09 ...................................................................        60,000              62,379
     8.40%, 9/02/10 ....................................................................        10,000              10,394
     8.40%, 9/02/11 ....................................................................        65,000              67,538
     8.40%, 9/02/12 ....................................................................        70,000              72,727
     8.40%, 9/02/13 ....................................................................        75,000              77,932
  Colusa County COP, ABAG Finance Corp., Series B, 7.00%, 2/01/18 ......................     1,555,000           1,581,870
  Commerce Joint Powers Financing Authority Lease Revenue, Community Center,
   Series A, 6.25%, 10/01/22 ...........................................................     4,000,000           4,284,640
  Commerce Joint Powers Financing Authority Revenue, Redevelopment Projects,
   Series B, 5.125%, 8/01/35 ...........................................................     8,310,000           8,410,800
  Commerce Refuse to Energy Authority Revenue, Refunding, Series 1994,
   8.75%, 7/01/10 ......................................................................    23,950,000          25,320,179
  Compton COP, Civic Center and Capital Improvement, Refunding,
   Series A, 5.50%, 9/01/15 ............................................................     5,000,000           5,305,800
  Compton CRDA, Tax Allocation, Series 1, FSA Insured, 6.75%, 8/01/13 ..................     5,475,000           5,912,343
  Concord RDA, Tax Allocation, Central Concord Redevelopment Project, Refunding,
   Sub Series A, 6.00%, 7/01/19 ........................................................     8,390,000           8,573,321
  Contra Costa Community College District GO, Election 2002, FGIC
   Insured, 5.00%, 8/01/26 .............................................................    11,700,000          12,151,035
  Contra Costa County COP, Merrithew Memorial Hospital Project, Refunding, MBIA Insured,
   5.50%, 11/01/22 .....................................................................    11,000,000          11,903,540
  Contra Costa Transportation Authority Revenue, Sales Tax, Series A,
     ETM, 6.875%, 3/01/07 ..............................................................    13,900,000          15,111,246
     FGIC Insured, ETM, 6.50%, 3/01/09 .................................................     1,000,000           1,163,170
  Corcoran Hospital District Revenue, Series A, 6.55%, 7/01/12 .........................       965,000             977,728
  Corona 1915 Act, AD No. 79-2, Northeast Area, Series B, 7.85%,
   9/02/04 .............................................................................       510,000             520,083
  Corona COP,
     Clearwater Co-Generation Project, MBIA Insured, 5.00%, 9/01/28 ....................    17,760,000          18,489,403
     Clearwater Co-Generation Project, MBIA Insured, 5.00%, 9/01/31 ....................     7,930,000           8,237,208
     Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 ..................    15,000,000          20,614,200
  Corona RDA, Tax Allocation, Redevelopment Project Area A, Refunding, Series A,
   FGIC Insured, 6.25%, 9/01/16 ........................................................     3,000,000           3,120,540

                                                              Annual Report | 29

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Corona-Norco USD, Lease Revenue, Land Acquisition, Series A, FSA Insured,
   6.00%, 4/15/29 ......................................................................  $ 18,435,000     $    20,202,363
  Coronado CDA, Tax Allocation, Coronado Community Development Project, Refunding,
   MBIA Insured, 5.00%, 9/01/34 ........................................................     6,115,000           6,342,356
  CSAC Finance Corp. COP, Sutter County, Health Facilities Program,
   7.80%, 1/01/21 ......................................................................     2,100,000           2,130,198
  Cudahy RDA Tax Allocation, Refunding, Series C, 6.00%, 10/01/27 ......................     6,365,000           6,660,972
  Culver City USD, GO, MBIA Insured, 5.75%, 8/01/36 ....................................     5,000,000           5,559,100
  Delano University High School District GO, Refunding, Series A, MBIA Insured,
   5.15%, 2/01/32 ......................................................................     8,520,000           9,321,647
  Desert Hot Springs RDA, Tax Allocation, Redevelopment Project No. 2, Series A,
   6.625%, 9/01/20 .....................................................................     1,190,000           1,187,894
  Desert Sands USD, COP, Capital Projects, FSA Insured, 6.45%, 3/01/20 .................     6,200,000           6,610,750
  Duarte COP,
     Refunding, Series A, 5.25%, 4/01/24 ...............................................     5,000,000           5,017,350
     Series A, 5.25%, 4/01/19 ..........................................................     5,000,000           5,070,000
     Series A, 5.25%, 4/01/31 ..........................................................    12,500,000          12,428,500
  East Side UHSD, GO, Santa Clara County, Series D, FGIC Insured,
   5.80%, 9/01/21 ......................................................................     7,100,000           7,311,154
  Eastern Municipal Water District Water and Sewer Revenue COP, Series B,
   FGIC Insured, 5.00%, 7/01/30 ........................................................    31,370,000          32,366,939
  El Cajon RDA, Tax Allocation, Redevelopment Project, Refunding, AMBAC Insured,
   5.35%, 10/01/22 .....................................................................    10,285,000          10,787,834
  El Camino Hospital District Revenue, Refunding, Series A, ETM,
   7.25%, 8/15/09 ......................................................................     7,920,000           9,041,947
  El Centro Financing Authority Hospital Revenue,
   El Centro Regional Medical Center Project,
   5.25%, 3/01/26 ......................................................................     8,500,000           8,777,610
  El Dorado County Special Tax, CFD No. 1992-1, 6.25%, 9/01/29 .........................    19,795,000          20,505,443
  Emeryville PFA Revenue, Shellmound Park Redevelopment and Housing Project, Series B,
   MBIA Insured, 5.00%, 9/01/28 ........................................................    20,000,000          20,707,200
  Emeryville PFAR, Housing Increment Loan, 6.20%, 9/01/25 ..............................     3,115,000           3,282,836
  Escondido COP, Wastewater Project, Refunding, AMBAC Insured,
     5.70%, 9/01/26 ....................................................................    13,465,000          14,605,620
     5.80%, 9/01/26 ....................................................................       400,000             441,740
  Fillmore COP, Water System Improvement Project, AMBAC Insured,
   7.70%, 5/01/19 ......................................................................     2,590,000           2,654,517
  Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A,
   MBIA Insured, 5.00%, 3/01/33 ........................................................     8,715,000           9,029,524
  Folsom PFAR, Local Agency, 8.00%, 10/01/18 ...........................................     7,480,000           7,480,000
  Fontana RDA, Tax Allocation, Jurupa Hills Redevelopment Project, Refunding, Series A,
   5.50%, 10/01/27 .....................................................................    12,500,000          12,857,125
  Fontana USD, GO, Convertible Capital Appreciation, Series D,
   FGIC Insured, 5.80%, 5/01/17 ........................................................     5,000,000           5,775,950
  Foothill/Eastern Corridor Agency Toll Road Revenue,
     Refunding, 5.75%, 1/15/40 .........................................................   395,510,000         409,352,850
     Senior lien, Series A, 5.00%, 1/01/35 .............................................    15,955,000          15,466,777
     Senior lien, Series A, Pre-Refunded, 6.50%, 1/01/32 ...............................    95,675,000         108,434,218
     Senior lien, Series A, Pre-Refunded, 6.00%, 1/01/34 ...............................   123,695,000         138,538,400
  Fort Bragg RDAR, Tax Allocation, Fort Bragg Redevelopment Project, Series A,
   6.875%, 5/01/18 .....................................................................     1,775,000           1,800,294
  Fortuna and Susanville Cities COP, Series B, 7.375%, 9/01/17 .........................     1,535,000           1,571,733
  Gilroy USD, GO, FGIC Insured, 5.00%, 8/01/27 .........................................     7,025,000           7,316,748

30 |  Annual Report

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue,
     5.50%, 6/01/33 ....................................................................  $ 15,000,000     $    15,279,600
     5.625%, 6/01/38 ...................................................................   138,000,000         140,808,300
     5.50%, 6/01/43 ....................................................................    57,000,000          57,855,570
     Series 2003 A-1, 6.75%, 6/01/39 ...................................................     5,290,000           5,219,379
  Hawaiian Gardens RDA, Tax Allocation, Project No. 1, Refunding,
     6.35%, 12/01/33 ...................................................................    13,000,000          13,325,780
     ETM, 8.00%, 12/01/10 ..............................................................     4,775,000           5,726,276
  Health Facilities Financing Authority Revenue, Cottage Health System, Series B,
   MBIA Insured, 5.00%, 11/01/33 .......................................................    10,000,000          10,298,800
  Helix Water District COP, Installment Purchase, Series A, FSA Insured,
   5.25%, 4/01/24 ......................................................................     8,925,000           9,502,448
  Hesperia PFAR, Highway and Street Improvement, Series A, 6.10%,
   10/01/10 ............................................................................     1,600,000           1,678,640
  Huntington Park PFA, Local Agency Revenue, Refunding, Series A, MBIA Insured,
   6.45%, 9/01/22 ......................................................................    10,000,000          10,409,900
  Imperial Irrigation District COP, Electric System Project, FSA
   Insured, 5.00%, 11/01/28 ............................................................    18,670,000          19,374,232
  Industry COP, Refunding, 6.625%, 6/01/06 .............................................     8,650,000           9,213,461
  Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing
   Project,
     Series B, FSA Insured, ETM, 6.25%, 8/01/11 ........................................     5,000,000           5,786,800
     Series B, FSA Insured, Pre-Refunded, 6.00%, 8/01/16 ...............................     5,000,000           5,601,950
  Intercommunity Hospital Financing Authority COP, Northbay Healthcare System, Refunding,
   5.25%, 11/01/19 .....................................................................    10,550,000          11,194,289
  Irwindale CRDA, Tax Allocation,
     Individual Development Project, Pre-Refunded, 6.60%, 8/01/18 ......................     1,630,000           1,774,108
     Individual Development Project, Pre-Refunded, 6.625%, 8/01/26 .....................     9,100,000           9,997,260
     Senior lien, Refunding, FSA Insured, 5.75%, 8/01/26 ...............................    10,220,000          11,257,228
  John C. Fremont Hospital District Health Facilities Revenue,
   6.75%, 6/01/23 ......................................................................     1,760,000           1,807,362
  Kern County Board of Education COP, Refunding, Series A, MBIA Insured,
   5.20%, 5/01/28 ......................................................................     8,685,000           9,141,223
  Kern County Housing Authority SFMR, Series A, GNMA Secured,
     7.55%, 12/01/07 ...................................................................        35,000              35,146
     7.65%, 12/01/12 ...................................................................        60,000              60,284
     7.70%, 12/01/23 ...................................................................       275,000             276,317
  La Mirada RDA, Tax Allocation, Housing, Refunding, Series A, FSA Insured,
   5.875%, 8/15/25 .....................................................................     7,100,000           7,709,819
  La Mirada SFMR, MBS, Series A, 7.65%, 4/01/24 ........................................       595,000             611,898
  La Palma Community Development Commission Tax Allocation, La Palma Community
   Development Project No. 1, 6.10%, 6/01/22 ...........................................     2,355,000           2,388,417
  La Quinta RDA Tax Allocation Revenue, Redevelopment Project Area No. 1, AMBAC Insured,
   5.125%, 9/01/32 .....................................................................    10,825,000          11,381,730
  Lake Elsinore PFA, Tax Allocation Revenue,
     Lake Elsinore Redevelopment Projects, Series A, FSA Insured,
     5.80%, 9/01/25 ....................................................................     6,750,000           6,882,638
     Series A, 5.50%, 9/01/30 ..........................................................    15,550,000          15,945,126
  Lancaster RDA,
     RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16 ..........................         5,000               8,091
     Tax Allocation, Combined Redevelopment Project Areas, Sheriff's Program, MBIA Insured,
       5.70%, 8/01/23 ..................................................................    13,140,000          13,458,908
  Lemon Grove CDA, Tax Allocation, 1998 Refunding, 5.75%, 8/01/28 ......................     8,115,000           8,603,198

                                                              Annual Report | 31

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Lemoore Financing Authority Lease Revenue, Water and Wastewater System Improvement
   Project, AMBAC Insured, 6.20%, 12/01/20 .............................................  $  4,400,000     $     4,639,492
  Liberty UHSD, Series A, FSA Insured, 6.20%, 8/01/19 ..................................     2,745,000           2,846,400
  Local Medical Facilities Financing Authority COP,
   Insured California Health Clinic Project,
   7.55%, 3/01/20 ......................................................................     3,975,000           3,992,689
  Local Medical Facilities Financing Authority II COP,
   Insured California Health Clinic Project,
   7.55%, 11/01/20 .....................................................................     2,010,000           2,019,447
  Local Medical Facilities Financing Authority III COP,
   Insured California Health Clinic Project,
   6.90%, 7/01/22 ......................................................................     2,665,000           2,702,363
  Loma Linda Hospital Revenue, Loma Linda University
   Medical Center, Refunding, Series A,
   AMBAC Insured, 6.55%, 12/01/18 ......................................................    11,095,000          11,293,711
  Long Beach Bond Finance Authority Lease Revenue, Aquarium of The South Pacific,
   Refunding, AMBAC Insured, 5.00%, 11/01/26 ...........................................    20,000,000          20,790,600
  Long Beach California Board Finance Authority Lease Revenue, Temple and Willow Facility,
   Refunding, Series B, MBIA Insured, 5.00%, 10/01/27 ..................................    14,935,000          15,607,374
  Long Beach Harbor Revenue, MBIA Insured,
     5.375%, 5/15/20 ...................................................................    12,000,000          12,520,680
     5.25%, 5/15/25 ....................................................................    10,500,000          10,862,775
  Long Beach HMR, Series A, 9.60%, 11/01/14 ............................................       245,000             247,391
  Los Angeles Community College District GO, Series A, MBIA Insured, 5.00%, 6/01/26 ....    69,275,000          71,892,210
  Los Angeles COP, Department of Public Social Services, Series A, AMBAC Insured, 5.50%,
     8/01/24 ...........................................................................     4,000,000           4,410,240
     8/01/31 ...........................................................................     5,000,000           5,487,300
  Los Angeles County COP,
     Antelope Valley Courthouse, Series A, AMBAC Insured, 5.25%,
     11/01/33 ..........................................................................     8,000,000           8,426,160
     Insured Health Clinic Program, Refunding, Series F, California Mortgage Insured,
       5.875%, 1/01/21 .................................................................     7,520,000           8,000,528
     Marina del Rey, Series A, 6.50%, 7/01/08 ..........................................    21,615,000          22,113,010
     Series 1992, 6.625%, 7/01/22 ......................................................     1,000,000           1,013,360
  Los Angeles County Infrastructure and Economic Development Bank Revenue, County
   Department Public Social Services, AMBAC Insured, 5.00%, 9/01/35 ....................     7,765,000           8,110,698
  Los Angeles County MTA, Sales Tax Revenue, Proposition A,
     First Tier, Refunding, Senior Series A, AMBAC Insured, 5.00%,
     7/01/26 ...........................................................................    13,000,000          13,535,860
     First Tier, Refunding, Senior Series A, MBIA Insured, 5.25%,
       7/01/27 .........................................................................     7,840,000           8,338,702
     Refunding, Senior Series A, FSA Insured, 5.00%, 7/01/24 ...........................     5,000,000           5,208,600
     Second Tier, MBIA Insured, Pre-Refunded, 6.00%, 7/01/26 ...........................     9,200,000          10,262,048
  Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Facilities
   Project, Series B, AMBAC Insured, 5.125%, 12/01/29 ..................................    26,905,000          27,997,612
  Los Angeles County Transportation Commission Lease Revenue, FSA Insured,
   7.375%, 12/15/06 ....................................................................     6,321,000           6,351,910
  Los Angeles CRDA,
     Financing Authority Revenue, Pooled Financing, Beacon Normandie, Series B,
     6.625%, 9/01/14 ...................................................................     1,000,000           1,013,930
     MFHR, Angelus Plaza Project, Refunding, Series A, 6.40%, 7/01/23 ..................     5,710,000           5,790,054
     Tax Allocation, Bunker Hill, Refunding, Series H, FSA Insured,
       5.625%, 12/01/18 ................................................................    20,000,000          20,525,000
     Tax Allocation, Bunker Hill, Refunding, Series H, FSA Insured,
       5.625%, 12/01/23 ................................................................    50,090,000          51,448,441
     Tax Allocation, Bunker Hill, Refunding, Series H, FSA Insured,
       5.60%, 12/01/28 .................................................................    27,900,000          28,655,532
     Tax Allocation, Series G, ETM, 6.75%, 7/01/10 .....................................     8,060,000           8,157,848

32 |  Annual Report

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Los Angeles Department of Airports Revenue, Ontario International Airport,
   Series A, FGIC Insured, 6.00%, 5/15/26 ..............................................  $ 10,000,000     $    10,739,100
  Los Angeles Harbor Department Revenue,
     Refunding, Series A, AMBAC Insured, 5.00%, 8/01/25 ................................    15,000,000          15,538,200
     Series B, 6.125%, 8/01/18 .........................................................    24,810,000          27,083,588
     Series B, 6.20%, 8/01/22 ..........................................................    59,835,000          65,418,802
     Series B, 5.375%, 11/01/23 ........................................................     7,460,000           7,732,887
     Series B, MBIA Insured, 6.20%, 8/01/25 ............................................    35,690,000          39,020,591
  Los Angeles MFHR, Refunding, Senior Series G, FSA Insured, 5.75%,
   1/01/24 .............................................................................     5,405,000           5,489,210
  Los Angeles USD,
     COP, Administration Building Project, Series B, AMBAC Insured,
     5.00%, 10/01/31 ...................................................................    28,210,000          29,116,387
     GO, Series A, MBIA Insured, 5.00%, 1/01/28 ........................................   170,250,000         177,138,315
     Series B, FGIC Insured, 5.00%, 7/01/23 ............................................     5,000,000           5,229,150
  Los Angeles Wastewater System Revenue,
     Refunding, MBIA, Insured, 5.00%, 6/01/26 ..........................................    12,190,000          12,698,323
     Refunding, Series A, FGIC Insured, 5.00%, 6/01/32 .................................     6,000,000           6,202,560
     Refunding, Series A, FSA Insured, 5.00%, 6/01/32 ..................................    17,500,000          18,149,600
     Series A, FGIC Insured, 5.00%, 6/01/28 ............................................     8,245,000           8,559,877
     Series A, FSA Insured, 4.875%, 6/01/29 ............................................    34,335,000          35,109,254
  Los Angeles Water and Power Revenue, Power System,
     Refunding, Series A, MBIA Insured, 5.00%, 7/01/24 .................................     2,000,000           2,080,140
     Series A, 5.25%, 7/01/24 ..........................................................     5,000,000           5,171,300
     Series A, Sub Series A-2, MBIA Insured, 5.00%, 7/01/27 ............................    12,500,000          13,044,250
  Los Angeles Water and Power Revenue,
     Power System, Series B, FSA Insured, 5.00%, 7/01/28 ...............................    10,575,000          11,001,173
     Refunding, Series A, Sub Series A-2, 5.00%, 7/01/30 ...............................     7,000,000           7,245,630
     Series A Sub Series A-2, MBIA Insured, 5.00%, 7/01/23 .............................    13,550,000          14,234,411
  Lynwood PFA, Tax Allocation, Project Area A, Refunding, Series A, FSA Insured,
   5.90%, 9/01/28 ......................................................................     6,470,000           7,364,348
  M-S-R Public Power Agency San Juan Project Revenue, Series E, MBIA Insured,
   6.00%, 7/01/22 ......................................................................     6,330,000           6,523,065
  Madera County COP, Valley Children's Hospital, MBIA Insured,
     5.00%, 3/15/23 ....................................................................     8,500,000           8,823,000
     5.75%, 3/15/28 ....................................................................    27,500,000          29,010,300
  Madera USD, COP, 6.50%, 12/01/07                                                           1,250,000           1,271,900
  Madera-Chowchilla Power Authority Hydroelectric Revenue, Refunding,
   8.00%, 1/01/14 ......................................................................     2,060,000           1,985,160
  Manhattan Beach COP,  Metlox Public Improvements, 5.00%, 1/01/33 .....................     6,575,000           6,805,125
  Manteca Financing Authority Sewer Revenue, Series A, MBIA Insured,
   5.00%, 12/01/33 .....................................................................     5,000,000           5,150,300
  Marysville Hospital Revenue, Fremont Rideout Health, Refunding, Series A,
   AMBAC Insured, 5.00%, 1/01/22 .......................................................     5,000,000           5,291,950
  Metropolitan Water District Southern California Waterworks Revenue,
     Series A, 5.00%, 7/01/26 ..........................................................    10,720,000          11,127,574
     Series A, Pre-Refunded, 5.00%, 7/01/26 ............................................    20,790,000          23,330,746
     Series A, Pre-Refunded, 5.00%, 7/01/26 ............................................    17,815,000          19,992,171
     Series B1, FGIC Insured, 5.00%, 10/01/33 ..........................................     5,000,000           5,207,000
     Series C, 5.00%, 7/01/37 ..........................................................    26,780,000          27,424,595


                                                              Annual Report | 33

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Midpeninsula Regional Open Space District Financing Authority Revenue, AMBAC Insured,
   5.00%, 9/01/34 ......................................................................  $ 15,585,000     $    16,147,463
  Milpitas RDA, Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured,
     5.40%, 1/15/17 ....................................................................    12,155,000          14,123,016
     5.50%, 1/15/24 ....................................................................    11,790,000          13,483,044
  Milpitas USD, FGIC Insured, 5.875%, 9/01/24                                               11,970,000          13,558,898
  Modesto Irrigation District COP,
     Capital Improvements, Series A, FSA Insured, 5.00%, 7/01/31 .......................     8,790,000           9,050,799
     Refunding and Capital Improvements, Series B, 5.30%, 7/01/22 ......................     4,645,000           4,660,514
  Modesto PFA Lease Revenue, Capital Improvements and Refinancing Project,
   AMBAC Insured, 5.125%, 9/01/33 ......................................................     5,535,000           5,777,378
  Mojave Water Agency COP, Supplemental Water Entitlement, MBIA
   Insured, 5.55%, 9/01/22 .............................................................    10,005,000          11,088,341
  Montclair RDA, Tax Allocation, Redevelopment Project No. IV, 6.90%,
   10/01/22 ............................................................................     1,605,000           1,629,075
  Monterey County COP, Natividad Medical Center Improvement Project, Series C,
     MBIA Insured, Pre-Refunded,
     6.50%, 8/01/15 ....................................................................     3,500,000           3,822,735
     6.60%, 8/01/23 ....................................................................    13,250,000          14,489,140
  Moreno Valley Special Tax, Towngate Community Facilities 87-1, Refunding, Series A,
   FSA Insured, 5.875%, 12/01/15 .......................................................     5,830,000           5,930,218
  Moreno Valley USD, COP, Refunding, FSA Insured,
     5.60%, 3/01/17 ....................................................................     5,000,000           5,287,900
     5.70%, 3/01/27 ....................................................................    15,000,000          15,839,100
  Mount San Antonio Community College District GO, Election of 2001, Series B, MBIA Insured,
   5.00%, 8/01/28 ......................................................................     6,000,000           6,242,640
  Murrieta COP, Road Improvement Project, 6.00%, 4/01/27 ...............................     8,600,000           9,101,638
  Napa Housing Facility Revenue, Napa Park Apartments, Series A, GNMA Secured,
   6.35%, 6/20/35 ......................................................................     6,125,000           6,342,193
  Napa Mortgage Revenue, Creekside II Apartments Project, Refunding, Series A, MBIA Insured,
   6.625%, 7/01/25 .....................................................................     2,000,000           2,027,420
  Needles PFAR, Tax Allocation, Redevelopment Project, Series A, 7.50%,
   8/15/22 .............................................................................     1,580,000           1,594,157
  Nevada Power Authority Revenue, Bowman Hydroelectric Project, Refunding,
   7.50%, 5/01/13 ......................................................................     5,675,000           5,795,934
  Norco RDA, Tax Allocation, Area No. 1, Refunding, MBIA Insured, 5.125%,
   3/01/30 .............................................................................    13,515,000          14,199,400
  North City West School Facilities Financing Authority Special Tax, CFD No. 1, Series C,
     AMBAC Insured, 5.30%,
     9/01/22 ...........................................................................    10,000,000          10,797,600
     9/01/27 ...........................................................................     9,900,000          10,593,396
  Northern California Power Agency Multiple Capital Facilities Revenue, Refunding, Series A,
   AMBAC Insured, 5.00%, 8/01/25 .......................................................    19,250,000          20,055,228
  Northern California Public Power Agency Revenue, Hydroelectric Project No. 1, Refunding,
     Series A, MBIA Insured,
     5.125%, 7/01/23 ...................................................................     7,420,000           7,804,801
     5.00%, 7/01/28 ....................................................................    15,975,000          16,561,602
     5.20%, 7/01/32 ....................................................................    43,675,000          45,718,117
  Oakland Joint Powers Financing Authority Lease Revenue, Oakland Administration Buildings,
   AMBAC Insured, 5.75%, 8/01/26 .......................................................    24,895,000          27,303,591
  Oakland Revenue, 1800 Harrison Foundation,
     Refunding, Series A, AMBAC Insured, 6.00%, 1/01/29 ................................    13,825,000          15,637,734
     Series B, AMBAC Insured, 6.00%, 1/01/29 ...........................................    13,470,000          15,236,186

34 |  Annual Report

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Oceanside Building Authority Revenue, Refunding, 7.75%, 11/01/04 .....................  $    830,000     $       856,319
  Oceanside COP, Oceanside Civic Center Project, Refunding, MBIA Insured,
   5.75%, 8/01/15 ......................................................................     5,000,000           5,391,700
  Olivenhain Municipal Water District 1915 Act, AD No. 96-1, MBIA Insured,
   5.45%, 9/02/27 ......................................................................    10,975,000          11,317,530
  Orange Community Facilities District Special Tax, No. 91-2,
     6.15%, 10/01/23 ...................................................................     6,225,000           6,411,750
     6.25%, 10/01/30 ...................................................................     7,910,000           8,147,300
  Orange County Airport Revenue, Refunding, MBIA Insured, 5.625%,
   7/01/12 .............................................................................     5,000,000           5,580,300
  Orange County Recovery COP, Series A, MBIA Insured, 5.80%, 7/01/16 ...................    10,380,000          11,547,335
  Orange County Recovery, Refunding, Series A, MBIA Insured, 5.75%,
   6/01/15 .............................................................................    79,010,000          84,575,464
  Orange County Water District COP, Series B, MBIA Insured, 5.00%,
   8/15/28 .............................................................................     6,950,000           7,234,255
  Orange County Water District Revenue, COP, Series B, MBIA Insured,
   5.00%, 8/15/34 ......................................................................     6,000,000           6,222,180
  Oroville Wyandotte Irrigation District Revenue, Hydroelectric Sly Creek Power, Refunding,
   6.20%, 1/01/09 ......................................................................     5,240,000           5,278,881
  Oxnard Harbor District Revenue, 5.60%, 8/01/19 .......................................    10,820,000          11,448,642
  Palm Desert Financing Authority Lease Revenue, Blythe County Administrative Project,
   6.625%, 8/01/26 .....................................................................     5,020,000           5,726,816
  Palm Desert Financing Authority Tax Allocation Revenue, Project Area No. 1,
     Refunding, MBIA Insured, 5.625%, 4/01/23 ..........................................    13,000,000          14,214,330
     Series A, MBIA Insured, 5.95%, 4/01/24 ............................................    15,075,000          16,045,227
  Palm Springs COP, Multiple Capital Facilities Project, Refunding, AMBAC Insured,
   5.75%, 4/01/27 ......................................................................    11,570,000          12,843,510
  Palmdale Civic Authority Revenue, Merged Redevelopment Project Areas, Refunding,
   Series A, MBIA Insured, 6.15%, 9/01/24 ..............................................     4,730,000           4,911,159
  Palmdale CRDA, Tax Allocation,
     Merged Redevelopment Project, Refunding, MBIA Insured, 5.00%,
     9/01/28 ...........................................................................    17,500,000          18,168,850
     Merged Redevelopment Project, Refunding, MBIA Insured, 5.00%,
       9/01/34 .........................................................................     6,980,000           7,246,776
     Series A, MBIA Insured, 5.75%, 9/01/27 ............................................    10,435,000          11,635,964
  Palomar Community College District COP, Building Acquisition Project, Connie Lee Insured,
   Pre-Refunded, 6.75%, 10/01/19 .......................................................     4,210,000           4,413,680
  Pasadena COP, Art Center College of Design, Connie Lee Insured,
   6.50%, 12/01/19 .....................................................................     8,250,000           8,715,218
  Perris PFAR,
     Special Tax, Series A, ETM, 7.60%, 9/01/04 ........................................       120,000             122,851
     Special Tax, Series A, ETM, 7.60%, 9/01/05 ........................................       125,000             128,069
     Special Tax, Series A, ETM, 7.80%, 9/01/19 ........................................     1,090,000           1,107,680
     Tax Allocation, Series A, 5.75%, 10/01/31 .........................................     5,000,000           5,319,400
  Perris Special Tax,
     CFD No. 8, Series A, Pre-Refunded, 8.30%, 9/01/18 .................................     5,920,000           6,095,587
     CFD No. 91-1, 8.75%, 9/01/21 ......................................................     5,395,000           5,454,615
  Petaluma Community Development Commission MFR, Park Lane Apartments, Series A,
   6.875%, 11/20/34 ....................................................................     4,800,000           4,906,128
  Pittsburg PFA, Water Revenue, MBIA Insured, 5.50%, 6/01/27 ...........................     2,980,000           3,223,883
  Placer Hills Union Elementary School District COP, Convertible Capital Appreciation,
   Series B, 7.125%, 3/01/19 ...........................................................       510,000             523,209
  Pomona PFAR, Refunding, Series P, 5.75%, 10/01/15 ....................................     6,490,000           6,925,414
  Pomona RDA, Tax Allocation, Southwest Pomona Redevelopment Project, ETM,
   11.45%, 1/01/07 .....................................................................     5,755,000           6,693,986
  Port Hueneme RDA, Tax Allocation, R-76 Project, Refunding, 6.50%,
   5/01/23 .............................................................................     2,795,000           2,829,714


                                                              Annual Report | 35

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Port of Oakland Revenue,
     Series L, FGIC Insured, 5.375%, 11/01/27 ..........................................  $ 25,000,000     $    26,449,500
     Series J, MBIA Insured, 5.50%, 11/01/26 ...........................................     7,000,000           7,567,630
  Port of Oakland Special Facilities Revenue, Mitsui O.S.K. Lines Ltd., Series A,
     6.70%, 1/01/07 ....................................................................     4,720,000           4,783,909
     6.75%, 1/01/12 ....................................................................     4,890,000           4,956,797
     6.80%, 1/01/19 ....................................................................     5,030,000           5,099,313
  Porterville COP, Infrastructure Financing Project, AMBAC Insured,
   5.00%, 7/01/28 ......................................................................    10,430,000          10,848,243
  Poway COP, Royal Mobile Home Park Project, Refunding, FSA Insured,
     5.875%, 8/01/15 ...................................................................     6,250,000           6,741,188
     6.00%, 8/01/20 ....................................................................     5,400,000           5,780,376
     6.00%, 8/01/28 ....................................................................    15,000,000          16,033,800
  Poway RDA, Tax Allocation, Paguay Redevelpment Project, Refunding, Series A, MBIA Insured,
   5.00%, 6/15/33 ......................................................................     5,000,000           5,163,400
  Poway Redevelopment Agency Tax Allocation, Paguay Redevelopment Project, Series A,
   MBIA Insured, 5.00%, 6/15/28 ........................................................     4,330,000           4,487,958
  Puerto Rico Commonwealth GO, Public Improvement, Series A,
     5.00%, 7/01/27 ....................................................................    26,750,000          27,604,663
     5.125%, 7/01/31 ...................................................................   142,925,000         148,650,576
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series A, MBIA Insured, 5.00%, 7/01/38 ............................................   116,975,000         121,963,984
     Series B, MBIA Insured, 6.00%, 7/01/31 ............................................    13,000,000          15,540,850
     Series B, Pre-Refunded, 6.00%, 7/01/39 ............................................    13,200,000          15,821,916
     Series D, 5.375%, 7/01/36 .........................................................    45,000,000          48,226,500
     Series D, 5.75%, 7/01/41 ..........................................................    20,000,000          22,765,800
     Series Y, 5.00%, 7/01/36 ..........................................................    63,000,000          65,334,150
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
   AMBAC Insured, 5.00%, 7/01/28 .......................................................    10,000,000          10,404,900
  Puerto Rico Electric Power Authority Revenue,
     Series DD, MBIA Insured, 5.00%, 7/01/28 ...........................................    23,250,000          24,376,695
     Series II, 5.25%, 7/01/31 .........................................................    48,000,000          50,991,840
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
   Revenue, Cogen Facility, AES Puerto Rico Project, 6.625%, 6/01/26 ...................     6,800,000           7,209,768
  Puerto Rico PBA Revenue, Government Facilities, Series D, 5.375%,
   7/01/33 .............................................................................   100,000,000         108,105,000
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
     5.50%, 8/01/29 ....................................................................   139,995,000         152,013,571
     5.75%, 8/01/30 ....................................................................    50,000,000          53,537,500
  Rancho Cucamonga RDA Tax Allocation, Rancho Redevelopment Project, MBIA Insured,
   5.125%, 9/01/30 .....................................................................    12,000,000          12,521,160
  Rancho Cucamonga RDA, Tax Allocation, Rancho Redevelopment Project, Set-Aside Housing,
   MBIA Insured, 5.25%, 9/01/21 ........................................................     8,330,000           8,971,410
  Rancho Cucamonga, Palmdale, Potterville and Colton HFA, SFMR, Series 1986,
   GNMA Secured, 7.55%, 8/01/18 ........................................................       235,000             243,733
  Rancho Murieta Community Services District 1915 Act, ID No. 1, 8.40%,
     9/02/04 ...........................................................................       750,000             765,863
     9/02/05 ...........................................................................       735,000             773,602
     9/02/06 ...........................................................................       750,000             782,993

36 |  Annual Report

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Redlands USD, COP, Series A, FSA Insured,
     6.15%, 9/01/11 ....................................................................  $    465,000     $       466,707
     6.25%, 9/01/27 ....................................................................     4,160,000           4,175,517
  Rialto COP, FSA Insured, 5.75%, 2/01/22 ..............................................     2,715,000           3,023,533
  Richmond Joint Powers Financing Authority Revenue, Lease, Series A, MBIA Insured, 5.00%,
     2/01/26 ...........................................................................     6,500,000           6,716,255
     2/01/31 ...........................................................................     7,000,000           7,209,580
  Riverside COP, AMBAC Insured, 5.00%,
     9/01/28 ...........................................................................    10,080,000          10,493,986
     9/01/33 ...........................................................................    12,870,000          13,348,507
  Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project,
   Series A, 6.50%, 6/01/12 ............................................................    20,125,000          24,028,445
  Riverside County COP,
     Family Law Court Project, MBIA Insured, 5.75%, 11/01/27 ...........................     5,295,000           5,918,222
     Historic Courthouse, MBIA Insured, 5.875%, 11/01/27 ...............................     6,000,000           6,742,500
  Riverside County Flood Control and Water Conservation District Elsinore Valley AD,
   Zone 3, 7.875%,
     9/01/04 ...........................................................................       180,000             184,685
     9/01/05 ...........................................................................       190,000             207,425
     9/01/06 ...........................................................................       205,000             234,186
     9/01/07 ...........................................................................       225,000             267,647
     9/01/08 ...........................................................................       240,000             294,614
     9/01/09 ...........................................................................       260,000             326,498
     9/01/10 ...........................................................................       280,000             357,498
     9/01/11 ...........................................................................       305,000             395,301
     9/01/12 ...........................................................................       325,000             423,881
     9/01/13 ...........................................................................       350,000             462,217
     9/01/14 ...........................................................................       380,000             507,387
     9/01/15 ...........................................................................       410,000             550,749
     9/01/16 ...........................................................................       440,000             597,133
     9/01/17 ...........................................................................       475,000             641,953
  Riverside County PFA,
     COP, 5.75%, 5/15/19 ...............................................................     3,500,000           3,585,820
     COP, 5.80%, 5/15/29 ...............................................................    14,230,000          14,536,230
     Tax Allocation Revenue, Redevelopment Projects, Series A, 5.625%,
       10/01/33 ........................................................................    11,225,000          11,567,475
  Riverside County RDA, Tax Allocation,
     Jurupa Valley Proect Area, AMBAC Insured, 5.00%, 10/01/28 .........................    15,535,000          16,117,252
     Jurupa Valley Project Area, AMBAC Insured, 5.125%, 10/01/35 .......................    17,035,000          17,836,497
  Riverside County SFMR,
     Series A, GNMA Secured, 7.20%, 10/01/24 ...........................................       220,000             227,916
     Series B, GNMA Secured, 7.60%, 11/01/19 ...........................................        75,000              77,138
  Rohnert Park HFAR, Rancho Feliz Mobile Home Park, FSA Insured, 5.375%,
   12/01/26 ............................................................................     8,380,000           9,137,887
  Roseville 1915 Act,
     North Roseville Rocklin District No. 88-3, Refunding, 8.20%,
     9/02/04 ...........................................................................       140,000             141,754
     North Roseville Rocklin District No. 88-3, Refunding, 8.20%,
       9/02/05 .........................................................................       150,000             156,579
     North Roseville Rocklin District No. 88-3, Refunding, 8.20%,
       9/02/06 .........................................................................       160,000             166,910
     North Roseville Rocklin District No. 88-3, Refunding, 8.25%,
       9/02/07 .........................................................................       180,000             187,191
     North Roseville Rocklin District No. 88-3, Refunding, 8.25%,
       9/02/08 .........................................................................       190,000             197,566

                                                              Annual Report | 37

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Roseville 1915 Act, (cont.)
     North Roseville Rocklin District No. 88-3, Refunding, 8.25%,
       9/02/09 .........................................................................  $    160,000     $       166,264
     Rocky Ridge Harding District No. 88-4, Refunding, 8.20%, 9/02/04 ..................       300,000             303,759
     Rocky Ridge Harding District No. 88-4, Refunding, 8.20%, 9/02/05 ..................       320,000             334,035
  Sacramento 1915 Act, Special Assessment, North Natomaa AD No. 88-3,
     8.20%, 9/02/10 ....................................................................       760,000             787,611
     8.20%, 9/02/11 ....................................................................     1,685,000           1,745,239
     8.25%, 9/02/12 ....................................................................     2,180,000           2,257,739
     8.25%, 9/02/13 ....................................................................     2,360,000           2,443,662
     8.25%, 9/02/14 ....................................................................     2,545,000           2,633,642
  Sacramento City Financing Authority Revenue,
     Capital Improvement, AMBAC Insured, 5.00%, 12/01/33 ...............................     7,520,000           7,804,256
     Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/32 .....................    26,250,000          27,043,800
     Capital Improvements, 5.625%, 6/01/30 .............................................     6,000,000           6,543,120
     Series 1991, 6.60%, 11/01/05 ......................................................     1,300,000           1,305,226
     Series 1991, 6.70%, 11/01/11 ......................................................       920,000             923,763
  Sacramento City USD, GO, Election of 1999, Series B, FGIC Insured,
   5.00%, 7/01/30 ......................................................................     5,250,000           5,436,008
  Sacramento County Airport System Revenue, Series A, MBIA Insured,
   5.90%, 7/01/24 ......................................................................     6,875,000           7,504,269
  Sacramento County COP, Public Facilities Project, Coroner/Crime Laboratory,
     AMBAC Insured, 6.40%,
     10/01/19 ..........................................................................    11,000,000          11,502,810
     10/01/24 ..........................................................................    29,500,000          30,848,445
  Sacramento County Sanitation District Financing Authority Revenue, AMBAC Insured,
   5.625%, 12/01/30 ....................................................................     5,000,000           5,545,900
  Sacramento MUD Electric Revenue, Sacramento MUD, Series R, MBIA Insured,
   5.00%, 8/15/33 ......................................................................     9,500,000           9,851,785
  Sacramento MUD Revenue, Refunding, Series P, FSA Insured, 5.00%,
   8/15/23 .............................................................................     7,000,000           7,292,600
  Sacramento MUD, Electric Revenue,
     Series J, AMBAC Insured, 5.60%, 8/15/24                                                10,215,000          11,456,735
     Series N, MBIA Insured, 5.00%, 8/15/28 ............................................    63,500,000          65,627,885
     Sub. lien, Refunding, 8.00%, 11/15/10 .............................................    16,110,000          16,209,882
  Sacramento USD, COP, Refunding, MBIA Insured, 5.00%, 3/01/31 .........................     6,000,000           6,233,880
  Salida Area Public Facilities Financing Agency CFD, Special Tax, No. 1988-1, Refunding,
   FSA Insured, 5.25%, 9/01/28 .........................................................     6,800,000           7,218,064
  San Bernardino 1915 Act, Special Assessment, AD No. 961, Refunding,
     7.70%, 9/02/04 ....................................................................       845,000             854,151
     7.75%, 9/02/05 ....................................................................       915,000             940,766
  San Bernardino County COP,
     Medical Center Financing Project, Refunding, 5.00%, 8/01/26 .......................    15,045,000          15,102,773
     Medical Center Financing Project, Refunding, MBIA Insured,
       5.00%, 8/01/28 ..................................................................    55,065,000          56,654,727
     Medical Center Financing Project, Series A, MBIA Insured,
       5.50%, 8/01/22 ..................................................................    40,830,000          43,463,127
     West Valley Detention Center Project, MBIA Insured, 6.20%,
       11/01/25 ........................................................................     9,275,000           9,721,777
  San Bernardino County Housing Authority MFMR,
     Rancho Meridian, GNMA Secured, 6.75%, 4/20/41 .....................................     6,920,000           7,790,951
     Series A, GNMA Secured, 6.70%, 3/20/43 ............................................     3,345,000           3,806,175
  San Bernardino County SFMR,
     GNMA Secured, 7.50%, 12/01/07 .....................................................        10,000              10,261
     GNMA Secured, 7.65%, 6/01/23 ......................................................        60,000              60,291
     Series B, 5.40%, 5/01/25 ..........................................................       105,000             107,040

38 |  Annual Report

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  San Bernardino Joint Powers Financing Authority
   Lease Revenue, City Hall Project, Refunding,
   MBIA Insured, 5.70%, 1/01/23 ........................................................  $  6,315,000     $     6,897,243
  San Bernardino Joint Powers Financing Authority Revenue COP, Police Station Financing
   Project, Pre-Refunded, 6.60%, 4/01/20 ...............................................     4,715,000           5,113,229
  San Bernardino Joint Powers Financing Authority Revenue, Tax Allocation, Refunding,
   Series A, FSA Insured, 5.75%, 10/01/25 ..............................................    19,915,000          21,431,726
  San Carlos Mortgage Revenue, Elms Project, FHA Insured, 6.875%,
   8/01/37 .............................................................................     8,465,000           8,668,922
  San Diego County COP, MBIA Insured, 5.00%, 8/15/28 ...................................    24,000,000          24,911,520
  San Diego County Water Authority Revenue COP, Series A,
     5.00%, 5/01/32 ....................................................................    20,000,000          20,662,200
     MBIA Insured, 5.00%, 5/01/23 ......................................................    10,000,000          10,497,900
     MBIA Insured, 5.00%, 5/01/25 ......................................................    12,440,000          12,974,049
  San Diego IDR, San Diego Gas and Electric Co. Project, Series A,
   6.40%, 9/01/18 ......................................................................    19,800,000          20,073,438
  San Diego Public Facilities Financing Authority Sewer Revenue,
     Series A, FGIC Insured, 5.25%, 5/15/27 ............................................    21,750,000          23,024,115
     Series B, FGIC Insured, 5.25%, 5/15/22 ............................................     5,200,000           5,574,608
  San Diego Public Facilities Financing Authority Water Revenue, Subordinated, MBIA Insured,
   5.00%, 8/01/32 ......................................................................    20,000,000          20,616,400
  San Diego Public Facilities Financing Authority Water Rvenue, MBIA Insured,
   5.00%, 8/01/26 ......................................................................    12,210,000          12,680,696
  San Diego RDA, Tax Allocation, Horton Project, Refunding, Series A, FSA Insured,
   6.00%, 11/01/15 .....................................................................     5,000,000           5,607,400
  San Diego USD, GO,
     Election of 1998, Series B, MBIA Insured, 5.00%, 7/01/25 ..........................     6,975,000           7,212,220
     Election of 1998, Series D, FGIC Insured, 5.00%, 7/01/27 ..........................    16,000,000          16,600,320
     Election of 1998, Series E, FSA Insured, 5.00%, 7/01/28 ...........................    10,000,000          10,404,600
     Series C, FSA Insured, 5.00%, 7/01/26 .............................................     6,490,000           6,762,515
  San Francisco BART, District Sales Tax Revenue,
     FGIC Insured, 5.50%, 7/01/34 ......................................................    11,790,000          12,912,408
     Refunding, AMBAC Insured, 5.00%, 7/01/31 ..........................................    10,000,000          10,311,500
  San Francisco City and County Airport Commission International Airport Revenue,
     Issue 12A, Second Series, 5.90%, 5/01/26 ..........................................    45,000,000          47,372,850
     Issue 16A, Second Series, FSA Insured, 5.125%, 5/01/23 ............................    24,635,000          25,800,236
     Issue 6, AMBAC Insured, 6.50%, 5/01/18 ............................................     2,500,000           2,559,825
     Issue 6, AMBAC Insured, 6.60%, 5/01/24 ............................................    13,250,000          13,562,303
     Issue 9A, FGIC Insured, 5.90%, 5/01/25 ............................................    46,415,000          48,947,867
  San Francisco City and County Airports Commission Airport Revenue, Refunding, Series 28B,
   MBIA Insured, 5.00%, 5/01/27 ........................................................     5,050,000           5,219,175
  San Francisco City and County Airports Commission International Airport Revenue,
     Refunding, Second Series-28A, MBIA Insured, 5.125%, 5/01/32 .......................    28,790,000          29,408,985
     Second Series-Issue 23B, FGIC Insured, 5.125%, 5/01/30 ............................    10,000,000          10,462,000
     Second Series-Issue 26B, FGIC Insured, 5.00%, 5/01/30 .............................     6,500,000           6,726,655
  San Francisco City and County COP,
     30 Van Ness Avenue Property, Series A, MBIA Insured, 5.00%,
     9/01/31 ...........................................................................     5,805,000           6,033,659
     San Francisco Courthouse Project, FSA Insured, 5.875%, 4/01/21 ....................     2,810,000           2,989,952
  San Francisco City and County Public Utilities Commission Water Revenue, Refunding,
   Series A, MBIA Insured, 5.00%, 11/01/25 .............................................    14,155,000          14,735,072

                                                              Annual Report | 39

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  San Francisco City and County RDA,
     Hotel Tax Revenue, FSA Insured, 6.75%, 7/01/25 ....................................  $    315,000     $       325,414
     Hotel Tax Revenue, FSA Insured, Pre-Refunded, 6.75%, 7/01/25 ......................     9,100,000           9,408,126
     Lease Revenue, George R. Moscone Center, Capital Appreciation,
       8.50%, 7/01/14 ..................................................................    46,000,000          47,715,340
     Mortgage Revenue, Refunding, Series A, MBIA Insured, 6.65%,
       7/01/24 .........................................................................     5,550,000           5,558,492
  San Gabriel Valley Schools Financing Authority Revenue, Pomona USD Financing,
   5.80%, 2/01/26 ......................................................................     5,150,000           5,289,874
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
     Refunding, Series A, 5.50%, 1/15/28 ...............................................   247,300,000         239,628,754
     Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 ................................    85,500,000          90,740,295
     Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 .................................    21,200,000          22,308,760
     Senior lien, 5.00%, 1/01/33 .......................................................    82,040,000          76,032,211
     Senior lien, Pre-Refunded, 7.50%, 1/01/09 .........................................    21,585,000          26,364,351
     Senior lien, Pre-Refunded, 7.55%, 1/01/10 .........................................    10,745,000          13,143,499
     Senior lien, Pre-Refunded, 7.60%, 1/01/11 .........................................    20,935,000          25,645,584
     Senior lien, Pre-Refunded, 7.65%, 1/01/12 .........................................    25,215,000          30,934,014
     Senior lien, Pre-Refunded, 7.65%, 1/01/13 .........................................    27,350,000          33,553,254
     Senior lien, Pre-Refunded, 7.70%, 1/01/14 .........................................     7,470,000           9,177,717
     Senior lien, Pre-Refunded, 7.70%, 1/01/15 .........................................    60,155,000          73,907,035
  San Jose Airport Revenue, Refunding, Series A, FGIC Insured, 5.00%,
   3/01/31 .............................................................................    11,000,000          11,261,250
  San Jose Financing Authority Lease Revenue,
     Civic Center Project, Refunding, Series B, AMBAC Insured, 5.00%,
     6/01/32 ...........................................................................    18,500,000          19,060,920
     Civic Center Project, Series B, AMBAC Insured, 5.00%, 6/01/27 .....................    46,400,000          48,127,008
     MBIA Insured, 5.00%, 9/01/21 ......................................................    14,045,000          14,725,902
     MBIA Insured, 5.00%, 9/01/22 ......................................................    14,730,000          15,367,956
  San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility, Series A,
   AMBAC Insured, 5.00%, 9/01/24 .......................................................     5,000,000           5,190,850
  San Jose GO, Library Parks and Public Safety Projects, 5.00%,
   9/01/28 .............................................................................    11,600,000          12,034,652
  San Jose RDA Tax Allocation, Merged Area RedevelopmentProject, FGIC Insured,
   5.00%, 8/01/25 ......................................................................    10,995,000          11,434,580
  San Jose RDA,
     MFHR, Miraido Village, Series A, GNMA Secured, 5.75%, 7/20/38 .....................     7,110,000           7,331,334
     Tax Allocation, Housing Set-Aside Merged Area, Series E, MBIA
       Insured, 5.85%, 8/01/27 .........................................................     7,325,000           7,990,623
     Tax Allocation, Merged Area Redevelopment Project, 5.25%,
       8/01/29 .........................................................................    10,860,000          11,412,883
     Tax Allocation, Merged Area Redevelopment Project, AMBAC
       Insured, 5.00%, 8/01/26 .........................................................    15,000,000          15,625,500
     Tax Allocation, Merged Area Redevelopment Project, AMBAC
       Insured, 5.00%, 8/01/31 .........................................................     2,000,000           2,066,820
     Tax Allocation, Merged Area Redevelopment Project, MBIA
       Insured, 5.00%, 8/01/21 .........................................................    35,235,000          36,160,623
     Tax Allocation, Merged Area Redevelopment Project, MBIA
       Insured, 5.625%, 8/01/28 ........................................................    24,135,000          26,633,214
     Tax Allocation, Merged Area Redevelopment Project, Refunding, MBIA Insured,
       5.00%, 8/01/20 ..................................................................    35,665,000          36,605,486
  San Jose USD Santa Clara County GO, Series A, FSA Insured, 5.00%,
     8/01/24 ...........................................................................     9,200,000           9,587,136
     8/01/27 ...........................................................................     9,150,000           9,496,236
  San Juan Basin Authority Lease Revenue, AMBAC Insured, 5.00%,
   12/01/34 ............................................................................     5,000,000           5,137,600
  San Leandro RDA, RMR, Pre-Refunded, 11.25%, 4/01/13 ..................................        55,000              57,630
  San Marcos PFAR, Series A, 6.25%, 9/02/22 ............................................    15,000,000          17,977,200
  San Marcos Public Facilities Authority Revenue,
     Refunding, 5.80%, 9/01/18 .........................................................     4,750,000           5,098,080
     Senior Tax Increment Project Area-3-A, MBIA Insured, 5.75%,
       10/01/29 ........................................................................     5,340,000           6,010,918
     Senior Tax Increment Project Area-3-A, MBIA Insured, 5.80%,
       10/01/30 ........................................................................     8,035,000           9,037,688

40 |  Annual Report

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  San Marcos USD, School Facilities ID No. 1, AMBAC Insured,
   5.80%, 11/01/14 .....................................................................  $  5,000,000     $     5,657,200
  San Mateo County Joint Powers Authority Lease Revenue,Capital Projects, Refunding,
   Series A, FSA Insured, 5.00%, 7/15/29 ...............................................    17,500,000          18,194,750
  San Mateo RDA, Tax Allocation,
     5.60%, 8/01/25 ....................................................................    10,185,000          10,605,742
     Merged Area, Series A, 5.70%, 8/01/27 .............................................     6,330,000           6,749,742
  San Mateo UHSD, GO, Election of 2000, Series A, FGIC Insured,
   5.00%, 9/01/25 ......................................................................    13,865,000          14,367,606
  San Pablo RDA, Tax Allocation, Merged Project Area, FGIC Insured,
   6.25%, 12/01/19 .....................................................................     3,500,000           3,683,995
  San Ramon PFA, Tax Allocation Revenue,
     MBIA Insured, 5.30%, 2/01/28 ......................................................    18,360,000          19,607,378
     Pre-Refunded, 6.90%, 2/01/24 ......................................................     6,140,000           6,379,583
     Refunding, 6.90%, 2/01/24 .........................................................     6,910,000           7,126,559
  San Ramon Valley USD, GO, Election of 2002, FSA Insured, 5.40%,
   3/01/28 .............................................................................    27,410,000          29,572,923
  Santa Barbara Housing Authority Revenue, Refunding and Acquisition,
   6.25%, 11/15/20 .....................................................................     5,320,000           5,196,204
  Santa Clara County Financing Authority Lease Revenue, Valley Medical Center Facilities
   Replacement Project, Series A, AMBAC Insured, Pre-Refunded, 6.75%,
   11/15/20 ............................................................................    13,000,000          13,720,850
  Santa Clara Housing Authority MFHR,
     Arastradero Park Apartments Project, Series A, GNMA Secured, 6.65%,
     5/20/35 ...........................................................................     6,465,000           6,715,842
     Elana Gardens Apartments Project, Series A, GNMA Secured, 6.40%,
       6/20/35 .........................................................................     5,625,000           5,793,244
     Sierra Vista I Apartments Project, Series A, GNMA Secured, 6.65%,
       6/20/35 .........................................................................     3,860,000           4,014,940
  Santa Clara USD, COP, 5.375%, 7/01/31 ................................................     7,575,000           7,973,218
  Santa Clara Valley Transportation Authority Sales Tax Revenue, Series A, MBIA Insured,
   5.00%, 6/01/23 ......................................................................     7,325,000           7,623,787
  Santa Clarita COP, Refunding, MBIA Insured, 5.00%, 10/01/21 ..........................     5,105,000           5,296,948
  Santa Cruz City School District COP, Education Center Financing Project, Pre-Refunded,
   7.00%, 5/01/24 ......................................................................     3,150,000           3,226,766
  Santa Cruz County Housing Authority MFHR, Series B, FNMA Insured,
   7.75%, 7/01/23 ......................................................................     1,445,000           1,447,168
  Santa Margarita Water District Special Tax, Community Facilities District No. 99-1,
   6.00%, 9/01/30 ......................................................................     9,000,000           9,101,160
  Santa Maria Bonita School District COP, MBIA Insured, 7.00%,
   3/01/16 .............................................................................       480,000             481,987
  Santa Monica RDA, Tax Allocation, Earthquake Recovery Redevelopment Project,
   AMBAC Insured, 6.00%, 7/01/29 .......................................................    13,110,000          14,991,547
  Shafter Joint Powers Financing Authority Lease Revenue,Community Correctional
   Facility Project, Series A,
     5.95%, 1/01/11 ....................................................................     1,880,000           2,053,468
     6.05%, 1/01/17 ....................................................................     5,135,000           5,632,222
  Solano County COP, GO, MBIA Insured, 5.00%, 11/01/32 .................................    25,665,000          26,476,271
  South Gate Utility Authority Revenue, Water and Sewer Systems Project, FGIC Insured,
   5.00%, 10/01/32 .....................................................................     6,475,000           6,697,481
  South Napa Waste Management Authority Revenue, Solid Waste Transfer Facilities Project,
   6.50%, 2/15/14 ......................................................................     4,500,000           4,659,975
  South Orange County PFA Special Tax Revenue, Foothill Area, Series C, FGIC Insured,
   5.75%, 8/15/18 ......................................................................     5,000,000           5,179,500
  Southern California HFA, SFMR,
     GNMA Secured, 7.625%, 10/01/22 ....................................................       270,000             270,942
     Series A, GNMA Secured, 6.75%, 9/01/22 ............................................        30,000              30,050
  Southern California Public Power Authority Power Project Revenue,
     6.75%, 7/01/13 ....................................................................    10,000,000          12,420,800
     Multi-Purpose Projects, 6.00%, 7/01/18 ............................................    29,645,000          29,753,204

                                                              Annual Report | 41

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Southern California Public Power Authority Project Revenue, Magnolia Power Project,
   Series A, AMBAC Insured, 5.00%, 7/01/36 .............................................  $ 15,800,000     $    16,378,596
  Southern California Public Power Authority Transmission Project Revenue,
   Southern Transmission Project, 6.125%, 7/01/18 ......................................     1,135,000           1,148,824
  Stockton COP, Essential Services Building Parking Facility,
     5.875%, 8/01/23 ...................................................................     2,295,000           2,485,737
     6.00%, 8/01/31 ....................................................................     6,585,000           7,148,149
  Stockton Health Facilities Revenue, St. Joseph Medical Center, Series A, MBIA Insured,
   5.50%, 6/01/23 ......................................................................     5,000,000           5,125,500
  Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series A,
   FSA Insured, 5.95%, 7/01/17 .........................................................     5,095,000           5,834,132
  Stockton Revenue COP, Wastewater System Project, SeriesA, MBIA
   Insured, 5.20%, 9/01/29 .............................................................    19,160,000          20,258,634
  Stockton Revenue, O'Connor Woods Housing Corp., Series A, 6.35%, 11/01/31 ............     9,110,000           9,514,393
  Stockton USD, GO, MBIA Insured, 5.00%, 1/01/28 .......................................     5,335,000           5,521,725
  Suisun City COP, Civic Center Project, Refunding, 6.45%, 11/01/15 ....................     2,105,000           2,155,310
  Sweetwater UHSD, COP, FSA Insured, 5.00%, 9/01/27 ....................................     7,840,000           8,162,538
  Tahoe Forest Hospital District Revenue, Series A, 5.90%, 7/01/29 .....................     7,990,000           8,264,696
  Temecula Valley USD, GO, Series E, FSA Insured, Pre-Refunded,
   6.35%, 9/01/19 ......................................................................     5,460,000           5,970,237
  Thousand Oaks RDA,
     MFR, The Shadows Apartments, Refunding, Series A, FNMA Insured,
     5.75%, 11/01/27 ...................................................................     7,510,000           7,817,685
     Tax Allocation, Thousand Oaks Boulevard Redevelopment, Refunding, MBIA Insured,
       5.375%, 12/01/25 ................................................................    24,485,000          25,792,499
  Tobacco Securitization Authority Northern California Tobacco Settlement Revenue, Asset
   Backed Bonds, Series B, 5.00%, 6/01/28 ..............................................    17,390,000          15,191,208
  Tobacco Securitization Authority Southern California Tobacco Settlement Revenue, Asset
   Backed Bonds,
     Senior, Series A, 5.50%, 6/01/36 ..................................................    80,500,000          69,212,290
     Senior, Series A, 5.625%, 6/01/43 .................................................   123,165,000         105,633,694
     Subordinate, Series B, 6.00%, 6/01/43 .............................................    48,435,000          42,092,437
  Tobacco Securitization Authority Tobacco Settlement Revenue,
     Series A, 5.25%, 6/01/31 ..........................................................     6,800,000           5,775,240
     Series A, 5.375%, 6/01/41 .........................................................    30,250,000          24,957,460
  Torrance Hospital Revenue, Torrance Memorial Medical Center,
   Series A, 5.50%, 6/01/31 ............................................................     4,385,000           4,544,921
  Trabuco Canyon PFA, Special Tax Revenue, Refunding,
     Series A, FSA Insured, 6.00%, 10/01/10 ............................................    13,775,000          16,346,930
     Series A, FSA Insured, 6.10%, 10/01/15 ............................................    13,220,000          16,265,227
     Series C, FSA Insured, 6.00%, 7/01/12 .............................................     3,040,000           3,634,989
     Series C, FSA Insured, 6.10%, 7/01/19 .............................................     5,215,000           6,408,036
  Tracy CDA Tax Allocation, Refunding, Series A, AMBAC Insured, 5.00%,
   3/01/34 .............................................................................    12,720,000          13,122,588
  Tracy CFD Special Tax, No. 98-1 Plan C Properties,
     5.875%, 8/01/23 ...................................................................     6,355,000           6,481,401
     6.00%, 8/01/26 ....................................................................     8,240,000           8,408,755
  Tracy COP, I-205 Corridor Improvement and Refinancing Project, AMBAC Insured,
   5.125%, 10/01/27 ....................................................................     5,000,000           5,274,800
  Tri-City Hospital District Revenue, Refunding, Series A, MBIA
   Insured, 5.625%, 2/15/17 ............................................................     5,000,000           5,434,450
  Tri-Dam Power Authority Revenue, Hydroelectric Sand Bar Project, Refunding,
   7.50%, 1/01/17 ......................................................................    39,480,000          40,482,397
  Tulare Local Health Care District Health Facilities Revenue, 5.20%,
   12/01/21 ............................................................................     4,455,000           4,624,691

42 |  Annual Report

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Tustin USD, Special Tax, CFD No. 97-1, 6.375%, 9/01/35 ...............................  $  8,645,000     $    10,427,340
  Union City CRDA, Tax Allocation Revenue, Community Redevelopment Project,
   AMBAC Insured, 5.75%, 10/01/33 ......................................................     5,125,000           5,790,738
  Univeristy of California Revenues, Multiple Purpose Projects, Series 0, FGIC Insured,
   5.00%, 9/01/23 ......................................................................     9,200,000           9,663,864
  University of California Revenue,
     Multiple Purpose Projects, Series O, FGIC Insured, 5.00%, 9/01/26 .................    13,430,000          13,984,256
     Multi-Purpose Projects, Series F, FGIC Insured, 5.00%, 9/01/22 ....................    20,575,000          21,489,147
     Refunding, Series A, AMBAC Insured, 5.00%, 5/15/33 ................................    23,295,000          24,138,978
     Refunding, Series A, AMBAC Insured, 5.00%, 5/15/36 ................................    18,500,000          19,170,255
     Research Facilities, Series E, AMBAC Insured, 5.00%, 9/01/31 ......................     5,000,000           5,184,700
     Series O, FGIC Insured, 5.25%, 9/01/34 ............................................    61,235,000          64,890,730
  Upland COP,
     Refunding, Mortgage Insured, 5.50%, 1/01/07 .......................................     4,935,000           5,195,075
     San Antonio Community Hospital, Refunding, 5.70%, 1/01/11 .........................    11,210,000          12,635,464
  Vacaville PFAR, Local Agency, 8.65%, 9/02/18 .........................................     5,220,000           4,296,060
  Vallejo RDA, Tax Allocation, Waterfront Redevelopment Project,
   7.90%, 5/01/19 ......................................................................     2,355,000           2,365,338
  Virgin Islands PFAR, senior lien,
     Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 .............................     7,000,000           7,249,410
     Refunding, Series A, 5.50%, 10/01/14 ..............................................     3,865,000           4,151,551
  Vista Community Development Commision Tax Allocation Revenue, Vista Redevelopment
   Project Area, 5.875%, 9/01/37 .......................................................     5,000,000           5,320,800
  Vista Community Development Commission Tax Allocation Revenue, Vista Redevelopment
   Project Area, MBIA Insured, 5.50%, 9/01/23 ..........................................    11,810,000          12,612,962
  Vista Joint Powers Financing Authority Revenue, Series A, 7.625%,
   2/01/20 .............................................................................     3,675,000           3,743,061
  Vista USD, GO, Series B, FGIC Insured, 5.00%, 8/01/28 ................................     6,000,000           6,244,560
  Washington Township Hospital District Revenue,
     AMBAC Insured, 5.25%, 7/01/23 .....................................................     5,000,000           5,100,350
     Health Care District Revenue, 5.25%, 7/01/29 ......................................     6,500,000           6,593,210
  Watsonville Insured Hospital Revenue, Watsonville Community Hospital, Series A, Pre-Refunded,
     6.30%, 7/01/15 ....................................................................     3,990,000           4,327,434
     6.35%, 7/01/24 ....................................................................     5,435,000           5,897,953
  Watsonville RDA, Tax Allocation, Watsonville Redevelopment Project,
   6.30%, 8/01/06 ......................................................................     1,745,000           1,770,791
  West Basin Municipal Water District Revenue COP, 1992 Project, Refunding, Series A,
   AMBAC Insured, 5.50%, 8/01/22 .......................................................     4,000,000           4,361,960
  West Contra Costa USD, GO, Election of 2000, Series C, FGIC Insured,
   5.00%, 8/01/32 ......................................................................    26,010,000          26,811,628
  West Hollywood COP, Refunding, MBIA Insured, 5.00%, 2/01/25 ..........................     6,250,000           6,515,375
  Westlands Water District COP Revenue, MBIA Insured, 5.00%, 9/01/34 ...................    13,500,000          13,949,685
  Westlands Water District Revenue COP, 5.00%, 9/01/26 .................................    13,150,000          13,659,431
  Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital,
     5.60%, 6/01/22 ....................................................................    14,285,000          14,787,403
     5.75%, 6/01/31 ....................................................................    28,000,000          28,999,880
  William S. Hart Joint School Financing Authority
   Special Tax Revenue, Community Facilities,
   Refunding, FSA Insured, 6.50%, 9/01/14 ..............................................     4,000,000           4,350,680
  William S. Hart UHSD, GO, Series A, MBIA Insured, 5.00%, 9/01/27 .....................     8,685,000           9,048,467
                                                                                                           ----------------
  TOTAL BONDS (COST $11,081,689,476) ...................................................                    11,750,683,895
                                                                                                           ----------------

                                                              Annual Report | 43

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ZERO COUPON BONDS 12.7%
  Alameda Corridor Transportation Authority Revenue, Series 1999 A, Capital Appreciation
   Bonds, MBIA Insured, 10/01/30 .......................................................  $ 15,500,000     $     3,827,880
  Anaheim PFA Lease Revenue, Capital Appreciation,
     Public Improvements Project, Series C, FSA Insured, 9/01/29 .......................     4,320,000           1,132,445
     Public Improvements, Series PJ-C, 3/01/37 .........................................    16,080,000           2,758,363
  Anaheim PFA, Lease Revenue, Capital Appreciation, Public Improvement Project, Series C,
   FSA Insured,
     9/01/24 ...........................................................................    26,855,000           9,346,077
     9/01/26 ...........................................................................    29,430,000           9,095,636
     9/01/27 ...........................................................................    22,860,000           6,689,065
     9/01/28 ...........................................................................     8,425,000           2,333,641
     9/01/32 ...........................................................................    13,665,000           3,033,083
     9/01/33 ...........................................................................    37,070,000           7,780,993
  Anaheim Public Financing Authority Lease Revenue, Capital Appreciation, Public
   Improvement Projects, Series C, FSA Insured, 9/01/34 ................................    24,970,000           4,970,278
  Anaheim UHSD, GO, Capital Appreciation, Series A, FSA Insured,
   8/01/26 .............................................................................     8,570,000           2,689,352
  Baldwin Park RDA, Tax Allocation, San Gabriel, Refunding, Series A,
   ETM, 2/01/05 ........................................................................       585,000             578,939
  California Educational Facilities Authority Revenue,
     Loyola Marymount University, MBIA Insured, 10/01/32 ...............................     8,435,000           1,695,604
     Loyola Marymount University, MBIA Insured, 10/01/33 ...............................     8,435,000           1,589,829
     Loyola Marymount University, MBIA Insured, 10/01/34 ...............................     8,435,000           1,490,549
     Loyola Marymount University, MBIA Insured, 10/01/35 ...............................     8,435,000           1,397,511
     Loyola Marymount University, MBIA Insured, 10/01/36 ...............................     8,435,000           1,310,293
     Loyola Marymount University, MBIA Insured, 10/01/37 ...............................     8,435,000           1,228,473
     Loyola Marymount University, MBIA Insured, 10/01/38 ...............................     8,435,000           1,151,799
     Loyola Marymount University, MBIA Insured, 10/01/39 ...............................     8,435,000           1,079,933
     Loyola-Marymount University, Refunding, MBIA Insured, 10/01/26 ....................     7,620,000           2,370,582
     Loyola-Marymount University, Refunding, MBIA Insured, 10/01/27 ....................     7,365,000           2,170,392
     Loyola-Marymount University, Refunding, MBIA Insured, 10/01/28 ....................     4,120,000           1,149,810
     Loyola Marymount University, Refunding, MBIA Insured, 10/01/30 ....................     5,685,000           1,422,216
     Loyola-Marymount University, Refunding, MBIA Insured, 10/01/31 ....................     7,615,000           1,803,080
     Loyola Marymount University, Refunding, MBIA Insured, 10/01/32 ....................     7,615,000           1,706,293
     Santa Clara University, AMBAC Insured, 9/01/26 ....................................     5,800,000           1,812,210
  California Health Facilities Financing Authority Revenue, Kaiser Permanente, Series A,
   ETM, 10/01/11 .......................................................................    13,970,000          10,584,790
  California HFAR,
     AMT Home Mortgage, Series K, MBIA Insured, 2/01/33 ................................    24,135,000           4,311,235
     Capital Appreciation, Home Mortgage, Series T, MBIA Insured,
       8/01/32 .........................................................................     1,955,000             395,125
     Home Mortgage, Capital Appreciation, Series A, 8/01/16 ............................       575,000             172,770
     Home Mortgage, Series N, AMBAC Insured, 8/01/31 ...................................    35,280,000          24,709,406
     Home Mortgage, Series Q, AMBAC Insured, 2/01/33 ...................................    30,785,000           6,046,790
     Series B, FSA Insured, 8/01/31 ....................................................     8,380,000           1,891,450
     Series E, MBIA Insured, 2/01/21 ...................................................     9,500,000           3,710,700
     Series E, MBIA Insured, 2/01/32 ...................................................    29,535,000           5,847,044
     Series G, 8/01/22 .................................................................    37,780,000          12,784,752
  California State GO,
     Principal Eagles II, Series 3, 3/01/09 ............................................     7,500,000           6,440,100
     Principal Eagles II, Series 4, 6/01/06 ............................................    10,000,000           9,580,100

44 |  Annual Report

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ZERO COUPON BONDS (CONT.)
  California State GO, (cont.)
     Principal Eagles II, Series 6, 3/01/09 ............................................  $  5,000,000     $     4,293,400
     Principal M-Raes, Series 8, 4/01/09 ...............................................     9,000,000           7,708,140
  California Statewide CDA Revenue, COP, Insured Hospital, Triad Health Care, Refunding, ETM,
     8/01/09 ...........................................................................     6,450,000           5,530,746
     8/01/10 ...........................................................................     6,745,000           5,514,982
     8/01/11 ...........................................................................     3,115,000           2,428,329
  Campbell USD, Series B, FGIC Insured,
     8/01/20 ...........................................................................     5,000,000           2,287,050
     8/01/21 ...........................................................................     6,280,000           2,678,608
  Contra Costa County COP, Merrithew Memorial Hospital Project,
   ETM, 11/01/15 .......................................................................     6,810,000           4,238,408
  Contra Costa Home Mortgage Finance Authority HMR,
     Mandatory Sinking Fund 3/01/08, MBIA Insured, Pre-Refunded,
     9/01/17 ...........................................................................     9,635,000           3,011,034
     Mandatory Sinking Fund 3/01/09, MBIA Insured, Pre-Refunded,
       9/01/17 .........................................................................     8,615,000           2,870,776
     Mandatory Sinking Fund 3/01/10, MBIA Insured, Pre-Refunded,
       9/01/17 .........................................................................     7,700,000           2,743,741
     Mandatory Sinking Fund 9/01/08, MBIA Insured, Pre-Refunded,
       9/01/17 .........................................................................     8,095,000           2,640,913
     Mandatory Sinking Fund 9/01/09, MBIA Insured, Pre-Refunded,
       9/01/17 .........................................................................     7,135,000           2,476,558
     Mandatory Sinking Fund 9/01/10, MBIA Insured, Pre-Refunded,
       9/01/17 .........................................................................     6,275,000           2,326,142
     MBIA Insured, Pre-Refunded, 9/01/17 ...............................................    10,770,000           3,114,253
  Contra Costa School Financing Authority Revenue, Capital Appreciation, Antioch USD
   Community, Series B, 9/01/07 ........................................................       640,000             553,126
  El Paso de Robles GO, Capital Appreciation, Series A, FGIC Insured,
     8/01/16 ...........................................................................     2,050,000           1,113,580
     8/01/22 ...........................................................................    11,485,000           4,295,964
     8/01/27 ...........................................................................    11,495,000           3,207,220
  Elk Grove USD, Special Tax, Capital Appreciation, CFD 1, MBIA Insured,
     12/01/19 ..........................................................................     2,775,000           1,273,614
     12/01/20 ..........................................................................     2,765,000           1,200,563
     12/01/21 ..........................................................................     4,195,000           1,700,611
     12/01/22 ..........................................................................     4,195,000           1,592,464
     12/01/23 ..........................................................................     4,195,000           1,491,784
     12/01/24 ..........................................................................     4,200,000           1,400,028
     12/01/25 ..........................................................................     6,355,000           1,987,590
     12/01/26 ..........................................................................     6,355,000           1,875,424
     12/01/27 ..........................................................................     6,355,000           1,772,981
     12/01/28 ..........................................................................     6,355,000           1,675,813
  Foothill De Anza Community College District GO, MBIA Insured,
   8/01/26 .............................................................................     5,290,000           1,660,055
  Foothill De Anza Community College District GO, Capital Appreciation, MBIA Insured,
   8/01/27 .............................................................................     5,205,000           1,547,186
  Foothill/Eastern Corridor Agency Toll Road Revenue,
     Capital Appreciation, Refunding, 1/15/25 ..........................................    57,000,000          17,080,050
     Capital Appreciation, Refunding, 1/15/30 ..........................................    98,460,000          21,948,703
     Capital Appreciation, Refunding, 1/15/31 ..........................................    14,635,000           3,017,444
     Capital Appreciation, Refunding, 1/15/34 ..........................................   100,000,000          17,086,000
     Capital Appreciation, Refunding, 1/15/36 ..........................................   182,160,000          27,464,263
     Capital Appreciation, Refunding, 1/15/38 ..........................................   160,560,000          21,436,366
     Capital Appreciation, Refunding, MBIA Insured, 1/15/21 ............................    51,180,000          19,643,396
     Capital Appreciation, Refunding, MBIA Insured, 1/15/37 ............................   170,615,000          24,206,856

                                                              Annual Report | 45

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ZERO COUPON BONDS (CONT.)
  Foothill/Eastern Corridor Agency Toll Road Revenue, (cont.)
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.80%
       thereafter, 1/15/20 .............................................................  $ 49,500,000     $    38,498,625
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875%
       thereafter, 1/15/27 .............................................................    80,835,000          62,393,303
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875%
       thereafter, 1/15/28 .............................................................    80,500,000          61,939,920
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875%
       thereafter, 1/15/29 .............................................................   112,230,000          86,172,439
     Capital Appreciation, senior lien, Series A, ETM, 1/01/22 .........................    30,835,000          13,224,206
     Capital Appreciation, senior lien, Series A, ETM, 1/01/23 .........................     5,765,000           2,314,475
     Capital Appreciation, senior lien, Series A, ETM, 1/01/24 .........................    72,045,000          27,284,882
     Capital Appreciation, senior lien, Series A, ETM, 1/01/28 .........................     2,000,000             606,500
     Convertible Capital Appreciation, Refunding, 1/15/23 ..............................    10,000,000           7,757,200
     Convertible Capital Appreciation, Refunding, 1/15/26 ..............................    30,000,000          23,180,100
     Convertible Capital Appreciation, Refunding, 1/15/32 ..............................   100,000,000          19,371,000
     Convertible Capital Appreciation, Refunding, 1/15/33 ..............................   132,460,000          24,115,668
     Convertible Capital Appreciation, Refunding, 1/15/35 ..............................    20,000,000           3,216,200
     Convertible Capital Appreciation, senior lien, Series A, ETM, zero cpn. to 1/01/05,
       7.05% thereafter, 1/01/09 .......................................................    10,000,000          11,434,900
     Convertible Capital Appreciation, senior lien, Series A,
      Pre-Refunded, zero cpn. to 1/01/05,  7.15% thereafter, 1/01/14 ...................     5,500,000           6,528,830
     Senior lien, Series A, ETM, 1/01/25 ...............................................    20,660,000           7,388,842
     Senior lien, Series A, ETM, 1/01/26 ...............................................    23,475,000           7,955,677
     Senior lien, Series A, ETM, 1/01/27 ...............................................    15,000,000           4,804,500
     Senior lien, Series A, ETM, 1/01/29 ...............................................    35,310,000          10,158,334
     Senior lien, Series A, Pre-Refunded, 1/01/12 ......................................     8,000,000           9,478,400
  Glendale Community College District GO, FGIC Insured, 8/01/28 ........................    15,000,000           4,222,800
  Huntington Beach City and School District, Capital Appreciation, Election 2002, Series A,
   FGIC Insured, 8/01/28 ...............................................................    10,005,000           2,816,608
  Lodi Electric Systems Revenue COP, Capital Appreciation Bond, Series B,
   MBIA Insured, 1/15/19 ...............................................................     6,360,000           3,089,752
  Los Angeles Convention and Exhibition Center Authority COP,
   Series 1985, ETM, 12/01/05 ..........................................................    26,750,000          26,160,697
  Modesto High School District Stanislaus County GO, Capital Appreciation, Series A,
   FGIC Insured
     8/01/21 ...........................................................................     9,660,000           4,120,280
     8/01/23 ...........................................................................    10,815,000           4,064,169
     5/01/27 ...........................................................................    12,770,000           3,845,686
  New Haven USD, GO, Capital Appreciation, Series C, FGIC Insured,
   8/01/23 .............................................................................    14,700,000           5,370,204
  Palmdale CRDA, Tax Allocation, Merged Project, sub. lien, AMBAC Insured, zero cpn. to
   12/01/04, 5.50% thereafter, 12/01/29 ................................................     3,255,000           3,310,921
  Pasadena Special Tax CFD, No. 1 Civic Center West, Pre-Refunded,
   12/01/17 ............................................................................     4,090,000           1,821,563
  Perris SFMR, Series A, GNMA Secured, ETM, 6/01/23 ....................................    19,095,000           7,428,337
  Rancho Water District Financing Authority Revenue, AMBAC Insured,
     8/15/16 ...........................................................................     8,605,000           5,006,389
     8/15/17 ...........................................................................    13,605,000           7,448,465
     8/15/18 ...........................................................................    13,605,000           7,011,065
  Rialto USD, GO, Series A, FGIC Insured, 6/01/19 ......................................    13,985,000           6,845,238
  Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project,
     MBIA Insured,
     6/01/23 ...........................................................................    14,160,000           5,266,954
     6/01/24 ...........................................................................    13,005,000           4,540,176

46 |  Annual Report

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ZERO COUPON BONDS (CONT.)
  Riverside County Board of Education COP, Capital Appreciation Financing Projects,
   Series A, 11/01/05 ..................................................................  $    585,000     $       556,698
  Riverside County SFMR, Capital Appreciation Mortgage,
     Series A, GNMA Secured, ETM, 9/01/14 ..............................................    20,220,000          13,597,141
     Series A, GNMA Secured, ETM, 11/01/20 .............................................    25,055,000          11,160,249
     Series B, GNMA Secured, ETM, 6/01/23 ..............................................    26,160,000           9,988,411
  Rocklin USD, GO,
     Capital Appreciation, Series A, FGIC Insured, 9/01/08 .............................     3,660,000           3,297,733
     Capital Appreciation, Series A, FGIC Insured, 9/01/09 .............................     4,100,000           3,522,187
     Capital Appreciation, Series A, FGIC Insured, 9/01/10 .............................     4,595,000           3,758,940
     Capital Appreciation, Series A, FGIC Insured, 9/01/11 .............................     5,145,000           3,976,262
     Capital Appreciation, Series A, FGIC Insured, 9/01/12 .............................     5,760,000           4,214,995
     Capital Appreciation, Series A, FGIC Insured, 9/01/16 .............................    33,960,000          19,719,553
     Election of 2002, FGIC Insured, 8/01/25 ...........................................     8,160,000           2,708,386
     Election of 2002, FGIC Insured, 8/01/26 ...........................................     8,695,000           2,728,578
     Election of 2002, FGIC Insured, 8/01/27 ...........................................     9,080,000           2,699,030
     Election of 2002, FGIC Insured, 8/01/28 ...........................................    16,615,000           4,677,455
  Roseville City School District GO, Capital Appreciation, Series A,
     8/01/11 ...........................................................................     3,115,000           2,371,387
     8/01/17 ...........................................................................    30,770,000          15,983,477
  Roseville Joint UHSD, Capital Appreciation, Series A,
     8/01/10 ...........................................................................     1,820,000           1,474,291
     8/01/11 ...........................................................................     1,965,000           1,501,299
     8/01/17 ...........................................................................    18,155,000           9,420,993
  San Diego USD, GO, Capital Appreciation Bond, Series A, FGIC Insured,
     7/01/21 ...........................................................................    12,160,000           5,207,885
     7/01/22 ...........................................................................     8,440,000           3,392,542
     7/01/23 ...........................................................................    11,120,000           4,196,466
  San Francisco City and County RDA, Lease Revenue, George R. Moscone Center,
     Capital Appreciation,
     7/01/05 ...........................................................................    12,820,000          12,572,446
     7/01/06 ...........................................................................    11,320,000          10,826,674
     7/01/07 ...........................................................................     4,570,000           4,246,444
     7/01/08 ...........................................................................     7,785,000           6,968,821
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien,
     ETM, 1/01/25 ......................................................................     5,700,000           2,001,726
     ETM, 1/01/28 ......................................................................    33,545,000           9,939,719
     ETM, 1/01/29 ......................................................................    37,050,000          10,379,928
     Refunding, Series A, 1/15/16 ......................................................    19,500,000          16,613,415
     Refunding, Series A, 1/15/17 ......................................................    17,000,000          14,384,380
     Refunding, Series A, 1/15/18 ......................................................    60,000,000          50,625,600
     Refunding, Series A, 1/15/19 ......................................................    57,000,000          48,267,600
     Refunding, Series A, 1/15/20 ......................................................    80,000,000          67,476,000
     Refunding, Series A, 1/15/22 ......................................................    90,000,000          75,253,500
     Refunding, Series A, 1/15/23 ......................................................    80,000,000          66,412,800
     Refunding, Series A, 1/15/24 ......................................................    80,000,000          65,915,200

                                                              Annual Report | 47

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ZERO COUPON BONDS (CONT.)
  San Jose USD, COP, Refunding, FSA Insured,
     1/01/27 ...........................................................................  $  7,105,000     $     2,177,043
     1/01/29 ...........................................................................     7,105,000           1,952,525
  San Juan USD, GO, Election of 1998, Series B, MBIA Insured,
     8/01/26 ...........................................................................    15,825,000           4,966,043
     8/01/27 ...........................................................................    18,605,000           5,530,336
     8/01/28 ...........................................................................    19,470,000           5,481,194
  San Mateo UHSD, GO, Capital Appreciation Election of 2000, Series B,
   FGIC Insured, 9/01/22 ...............................................................     5,000,000           1,993,100
  San Mateo Unified High School District GO, Capital Appreciation, Series C, FGIC Insured,
     9/01/27 ...........................................................................     6,445,000           1,907,527
     9/01/28 ...........................................................................     6,850,000           1,920,055
  Santa Maria Water and Wastewater Revenue, COP, Series A, AMBAC
   Insured, 8/01/27 ....................................................................    21,000,000          21,530,460
  Southern California Public Power Authority Power Project Revenue, Refunding, Series A,
     AMBAC Insured, 7/01/11 ............................................................    12,000,000           9,328,080
     7/01/12 ...........................................................................    16,890,000          12,436,276
     7/01/13 ...........................................................................    16,000,000          11,177,760
  Stockton East Water District COP,
     1990 Project, Series B, ETM, 4/01/05 ..............................................    85,551,836          84,029,074
     Refunding, Series B, 4/01/16 ......................................................   103,885,000          56,865,610
  Suisun City PFA Tax Allocation Revenue, Capital Appreciation Redevelopment Project,
   Series A, 10/01/28 ..................................................................    17,855,000           4,508,388
  Thousand Oaks SFHMR, Capital Appreciation, Series A, GNMA Secured,
   9/01/23 .............................................................................       211,906              45,986
                                                                                                           ----------------
  TOTAL ZERO COUPON BONDS (COST $1,604,143,790) ........................................                     1,746,263,722
                                                                                                           ----------------
  TOTAL LONG TERM INVESTMENTS (COST $12,685,833,266) ...................................                    13,496,947,617
                                                                                                           ----------------
  SHORT TERM INVESTMENTS .2%
b California State Department of Water Resources Power Supply Revenue, Series B-5,
   Daily VRDN and Put, 1.10%, 5/01/22 ..................................................    10,200,000          10,200,000
b Irvine 1915 Act, Special Assessment, AD No. 00-18, Series A, Daily VRDN and Put,
   1.10%, 9/02/26 ......................................................................     2,000,000           2,000,000
b Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2, Daily
   VRDN and Put, 1.10%, 7/01/35 ........................................................     6,400,000           6,400,000
b Metropolitan Water District Southern California Waterworks Revenue, Refunding,
     Series B-1, Daily VRDN and Put, 1.10%, 7/01/35 ....................................     4,200,000           4,200,000
     Series B-3, Daily VRDN and Put, 1.10%, 7/01/35 ....................................     5,400,000           5,400,000
                                                                                                           ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $28,200,000) ......................................                        28,200,000
                                                                                                           ----------------
  TOTAL INVESTMENTS (COST $12,714,033,266) 98.6% .......................................                    13,525,147,617
  OTHER ASSETS, LESS LIABILITIES 1.4%                                                                          192,036,518
                                                                                                           ----------------
  NET ASSETS 100.0% ....................................................................                   $13,717,184,135
                                                                                                           ================

See Glossary of Terms on next page.

aSee Note 6 regarding defaulted securities.
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

48 |  See notes to financial statements.  |  Annual Report

Franklin California Tax-Free Income Fund

GLOSSARY OF TERMS

1915 ACT  - Improvement Bond Act of 1915
ABAG      - The Association of Bay Area Governments
AD        - Assessment District
AMBAC     - American Municipal Bond Assurance Corp.
BART      - Bay Area Rapid Transit
CDA       - Community Development Authority/Agency
CFD       - Community Facilities District
CHFCLP    - California Health Facilities Construction Loan Program
COP       - Certificate of Participation
CRDA      - Community Redevelopment Authority/Agency
CSAC      - County Supervisors Association of California
ETM       - Escrow to Maturity
FGIC      - Financial Guaranty Insurance Co.
FHA       - Federal Housing Authority/Agency
FNMA      - Federal National Mortgage Association
FSA       - Financial Security Assistance
GNMA      - Government National Mortgage Association
GO        - General Obligation
HFA       - Housing Finance Authority/Agency
HFAR      - Housing Finance Authority/Agency Revenue
HMR       - Home Mortgage Revenue
ID        - Improvement District
IDR       - Industrial Development Revenue
LLC       - Limited Liability Corp.
MBIA      - Municipal Bond Investors Assurance Corp.
MBS       - Mortgage-Backed Securities
MFHR      - Multi-Family Housing Revenue
MFMR      - Multi-Family Mortgage Revenue
MFR       - Multi-Family Revenue
MTA       - Metropolitan Transit Authority
MUD       - Municipal Utility District
PBA       - Public Building Authority
PCFA      - Pollution Control Financing Authority
PCR       - Pollution Control Revenue
PFA       - Public Financing Authority
PFAR      - Public Financing Authority Revenue
RDA       - Redevelopment Authority/Agency
RDAR      - Redevelopment Agency Revenue
RMR       - Residential Mortgage Revenue
SFHMR     - Single Family Home Mortgage Revenue
SFM       - Single Family Mortgage
SFMR      - Single Family Mortgage Revenue
UHSD      - Unified/Union High School District
USD       - Unified/Union School District

                                                              Annual Report | 49

Franklin California Tax-Free Income Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2004

Assets:
 Investments in securities:
  Cost ...................................................  $12,714,033,266
                                                            ================
  Value ..................................................   13,525,147,617
 Cash ....................................................           19,298
 Receivables:
  Investment securities sold .............................       19,236,481
  Capital shares sold ....................................       33,705,699
  Interest ...............................................      167,341,451
                                                            ----------------
      Total assets .......................................   13,745,450,546
                                                            ----------------
Liabilities:
 Payables:
  Capital shares redeemed ................................       14,630,393
  Affiliates .............................................        8,392,997
   Shareholders ..........................................        4,693,959
 Other liabilities .......................................          549,062
                                                            ----------------
      Total liabilities ..................................       28,266,411
                                                            ----------------
       Net assets, at value ..............................  $13,717,184,135
                                                            ================
Net assets consist of:
 Undistributed net investment income .....................  $    27,324,696
 Net unrealized appreciation (depreciation) ..............      811,114,351
 Accumulated net realized gain (loss) ....................         (475,946)
 Capital shares ..........................................   12,879,221,034
                                                            ----------------
      Net assets, at value ...............................  $13,717,184,135
                                                            ================

50 |  Annual Report

Franklin California Tax-Free Income Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
March 31, 2004

CLASS A:
 Net assets, at value .......................................  $12,784,815,353
                                                               ================
 Shares outstanding .........................................    1,746,514,696
                                                               ================
 Net asset value per share a ................................            $7.32
                                                               ================
 Maximum offering price per share
   (net asset value per share / 95.75%) .....................            $7.64
                                                               ================
CLASS B:
 Net assets, at value .......................................  $   394,728,436
                                                               ================
 Shares outstanding .........................................       53,975,845
                                                               ================
 Net asset value and maximum offering price per share a .....            $7.31
                                                               ================
CLASS C:
 Net assets, at value .......................................  $   523,544,841
                                                               ================
 Shares outstanding .........................................       71,612,246
                                                               ================
 Net asset value and maximum offering price per share a .....            $7.31
                                                               ================
ADVISOR CLASS:
 Net assets, at value .......................................  $    14,095,505
                                                               ================
 Shares outstanding .........................................        1,927,549
                                                               ================
 Net asset value and maximum offering price per share .......            $7.31
                                                               ================

aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.

                         Annual Report | See notes to financial statements. | 51

Franklin California Tax-Free Income Fund

STATEMENT OF OPERATIONS
for the year ended March 31, 2004

Investment income:
 Interest ......................................................  $747,963,010
                                                                  =============
Expenses:
 Management fees (Note 3) ......................................    62,039,052
 Distribution fees (Note 3)
  Class A ......................................................    10,769,528
  Class B ......................................................     2,586,698
  Class C ......................................................     3,450,009
 Transfer agent fees (Note 3) ..................................     4,985,702
 Custodian fees ................................................       164,846
 Reports to shareholders .......................................       281,041
 Registration and filing fees ..................................        93,041
 Professional fees .............................................       263,513
 Directors' fees and expenses ..................................       128,682
 Other .........................................................     1,156,880
                                                                  -------------
      Total expenses ...........................................    85,918,992
                                                                  -------------
        Net investment income ..................................   662,044,018
                                                                  -------------
Realized and unrealized gains (losses):
  Net realized gain (loss) from investments ....................    23,381,998
  Net unrealized appreciation (depreciation) on investments ....   111,285,142
                                                                  -------------
Net realized and unrealized gain (loss) ........................   134,667,140
                                                                  -------------
Net increase (decrease) in net assets resulting from operations   $796,711,158
                                                                  =============

52 |  See notes to financial statements.  |  Annual Report

Franklin California Tax-Free Income Fund

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended March 31, 2004 and 2003

                                                                   -----------------------------------
                                                                         YEAR ENDED MARCH 31,
                                                                        2004               2003
                                                                   -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .........................................  $   662,044,018    $   692,320,881
  Net realized gain (loss) from investments .....................       23,381,998         (6,502,457)
  Net unrealized appreciation (depreciation) on investments .....      111,285,142        405,596,258
                                                                   -----------------------------------
      Net increase (decrease) in net assets resulting from
       operations ...............................................      796,711,158      1,091,414,682
 Distributions to shareholders from:
  Net investment income:
   Class A ......................................................     (616,776,726)      (661,377,957)
   Class B ......................................................      (16,687,880)       (15,911,485)
   Class C ......................................................      (22,281,616)       (22,257,958)
   Advisor Class ................................................         (629,884)          (418,817)
  Net realized gains:
   Class A ......................................................               --        (54,587,523)
   Class B ......................................................               --         (1,463,744)
   Class C ......................................................               --         (2,055,421)
   Advisor Class ................................................               --            (29,533)
                                                                   -----------------------------------
 Total distributions to shareholders ............................     (656,376,106)      (758,102,438)
 Capital share transactions: (Note 2)
   Class A ......................................................     (722,905,153)        45,990,498
   Class B ......................................................      (11,139,146)        85,056,403
   Class C ......................................................      (19,961,144)        63,053,201
   Advisor Class ................................................        3,753,127          8,054,186
                                                                   -----------------------------------
 Total capital share transactions ...............................     (750,252,316)       202,154,288
      Net increase (decrease) in net assets .....................     (609,917,264)       535,466,532
Net assets:
 Beginning of year ..............................................   14,327,101,399     13,791,634,867
                                                                   -----------------------------------
 End of year ....................................................  $13,717,184,135    $14,327,101,399
                                                                   ===================================
Undistributed net investment income included in net assets:
 End of year ....................................................  $    27,324,696    $    23,421,799
                                                                   ===================================

                         Annual Report | See notes to financial statements. | 53

Franklin California Tax-Free Income Fund

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin California Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide tax-free income. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market. The Fund utilizes independent pricing services to perform any of the pricing functions under procedures approved by the Board of Directors. Tax-free bonds may be valued by the pricing services using matrix pricing which considers such factors as prices of comparable quality issues, yield, maturity, coupon, and credit ratings. If events occur that materially affect the values of securities after the prices are determined but prior to 4 PM ET or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities will be valued at fair value as determined following procedures approved by the Board of Directors. Short-term securities are valued at amortized cost which approximates value.

B. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

54 |  Annual Report

Franklin California Tax-Free Income Fund

2. CAPITAL STOCK

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At March 31, 2004, there were five billion shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                         -----------------------------------------------------------------------------
                                                                   YEAR ENDED MARCH 31,
                                                      2004                                      2003
                                         -----------------------------------------------------------------------------
                                            SHARES             AMOUNT                 SHARES              AMOUNT
                                         -----------------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ..........................   118,710,830       $   857,323,376         167,312,490       $ 1,205,385,749
 Shares issued in reinvestment
  of distributions ....................    43,200,441           310,542,600          47,730,322           342,821,510
 Shares redeemed ......................  (262,594,458)       (1,890,771,129)       (208,368,553)       (1,502,216,761)
                                         -----------------------------------------------------------------------------
 Net increase (decrease) ..............  (100,683,187)      $  (722,905,153)          6,674,259       $    45,990,498
                                         =============================================================================
CLASS B SHARES:
 Shares sold ..........................     6,060,165       $    43,780,416          14,731,939       $   106,052,670
 Shares issued in reinvestment
  of distributions ....................     1,557,633            11,186,777           1,562,114            11,211,294
 Shares redeemed ......................    (9,223,001)          (66,106,339)         (4,472,770)          (32,207,561)
                                         -----------------------------------------------------------------------------
 Net increase (decrease) ..............    (1,605,203)      $   (11,139,146)         11,821,283       $    85,056,403
                                         =============================================================================
CLASS C SHARES:
 Shares sold ..........................    11,843,722       $    85,522,926          17,491,215       $   126,020,261
 Shares issued in reinvestment
  of distributions ....................     1,975,710            14,189,306           2,218,614            15,920,546
 Shares redeemed ......................   (16,660,496)         (119,673,376)        (10,960,455)          (78,887,606)
                                         -----------------------------------------------------------------------------
 Net increase (decrease) ..............    (2,841,064)      $   (19,961,144)          8,749,374       $    63,053,201
                                         =============================================================================
ADVISOR CLASS SHARES:
 Shares sold ..........................     1,224,250       $     8,819,297           2,561,501       $    18,470,939
 Shares issued in reinvestment
  of distributions ....................        56,897               408,434              47,443               341,548
 Shares redeemed ......................      (766,112)           (5,474,604)         (1,498,419)          (10,758,301)
                                         -----------------------------------------------------------------------------
 Net increase (decrease) ..............       515,035       $     3,753,127           1,110,525       $     8,054,186
                                         =============================================================================

                                                              Annual Report | 55

Franklin California Tax-Free Income Fund

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

-------------------------------------------------------------------------------------------------------
  ENTITY                                                                        AFFILIATION
-------------------------------------------------------------------------------------------------------
  Franklin Advisers, Inc. (Advisers)                                            Investment manager
  Franklin Templeton Services, LLC (FT Services)                                Administrative manager
  Franklin Templeton Distributors, Inc. (Distributors)                          Principal underwriter
  Franklin Templeton Investor Services, LLC (Investor Services)                 Transfer agent

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

-----------------------------------------------------------------------------
  ANNUALIZED FEE RATE    NET ASSETS
-----------------------------------------------------------------------------

         .625%           First $100 million
         .500%           Over $100 million, up to and including $250 million
         .450%           Over $250 million, up to and including $10 billion
         .440%           Over $10 billion, up to and including $12.5 billion
         .420%           Over $12.5 billion, up to and including $15 billion
         .400%           Over $15 billion, up to and including $17.5 billion

Fees are further reduced on net assets over $17.5 billion.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .10%, .65%, and .65% per year of the average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.

Distributors has advised the Fund it paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the year of $1,238,337 and $892,081, respectively.

The Fund paid transfer agent fees of $4,985,702, of which $3,133,124 was paid to Investor Services.

4. INCOME TAXES

At March 31, 2004, the Fund had tax basis capital losses of $188,012 which may be carried over to offset future capital gains. Such losses will expire in 2012.

56 |  Annual Report

Franklin California Tax-Free Income Fund

4. INCOME TAXES (CONTINUED)

The tax character of distributions paid during the years ended March 31, 2004 and 2003, was as follows:

                                         --------------------------------
                                             2004              2003
                                         --------------------------------
Distributions paid from --
 Tax-exempt income                       $656,376,106       $699,966,217
 Long-term capital gains                           --         58,136,221
                                         --------------------------------
 Total                                   $656,376,106       $758,102,438
                                         ================================

At March 31, 2004, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax-exempt income, for income tax purposes were as follows:

Cost of investments                                            $12,702,185,503
                                                               ----------------
Unrealized appreciation                                        $   922,547,967
Unrealized depreciation                                            (99,585,853)
                                                               ----------------
Net unrealized appreciation (depreciation)                     $   822,962,114
                                                               ================
Distributable earnings - undistributed
 tax exempt income                                             $    18,674,815
                                                               ================

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities and bond discounts.

Net realized gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended March 31, 2004 aggregated $1,586,900,985 and $2,543,849,835, respectively.

6. CREDIT RISK, DEFAULTED SECURITIES

The Fund held a defaulted security for which the income has been deemed uncollectible. The Fund discontinued accruing income on this security and provided an estimate for loss on interest receivable. At March 31, 2004, the value of this security was $19,010,750. For information as to the specific security, see the accompanying Statement of Investments.

                                                              Annual Report | 57

Franklin California Tax-Free Income Fund

7. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING
On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company") claiming violations of the Massachusetts Uniform Securities Act ("Massachusetts Act") with respect to an alleged arrangement to permit market timing (the "Mass. Proceeding"). On February 14, 2004, the Company filed an answer denying all violations of the Massachusetts Act.

GOVERNMENTAL INVESTIGATIONS
As part of ongoing investigations by the U.S. Securities and Exchange Commission
(SEC), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General and the Vermont Department of Banking, Insurance, Securities, and Health Care Administration, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell Fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The staff of the SEC has informed the Company that it intends to recommend that the SEC authorize a civil injunctive action against the Fund's investment manager. The SEC's investigation is focused on the activities that are the subject of the Mass. Proceeding described above and other instances of alleged market timing by a limited number of third parties that ended in 2000. The Company currently believes that the charges the SEC staff is contemplating are unwarranted. There are discussions underway with the SEC staff in an effort to resolve the issues raised in their investigation.

In response to requests for information and subpoenas from the SEC and the California Attorney General, the Company has provided documents and testimony has been taken relating to payments to security dealers who sell Fund shares. Effective November 28, 2003, the Company determined not to direct any further brokerage commissions where the allocation is based, not only on best execution, but also on the sale of Fund shares.

58 |  Annual Report

Franklin California Tax-Free Income Fund

7. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS
The Fund, in addition to other entities within Franklin Templeton Investments, including the Company and certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York, New Jersey, and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Mass. Proceeding detailed above. The lawsuits are styled as class actions or derivative actions.

In addition, the Company and its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and payment of allegedly excessive commissions and advisory fees. These lawsuits are styled as class actions and derivative actions.

Management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing Mass. Proceeding, other governmental investigations or class actions or other lawsuits. The impact, if any, of these matters on the Fund is uncertain at this time. If the Company determines that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

                                                              Annual Report | 59

Franklin California Tax-Free Income Fund

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin California Tax-Free Income Fund (hereafter referred to as the "Fund") at March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
May 11, 2004

60 |  Annual Report

Franklin California Tax-Free Income Fund

TAX DESIGNATION (UNAUDITED)

Under section 852(b)(5)(A) of the Internal Revenue Code, the Fund hereby designates 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended March 31, 2004. A portion of the Fund's exempt-interest dividends may be subject to the federal alternative minimum tax. In January 2005, shareholders will be notified of amounts for use in preparing their 2004 income tax returns.

                                                              Annual Report | 61

Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.



INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                                PORTFOLIOS IN
                                                                                FUND COMPLEX
                                                        LENGTH OF               OVERSEEN BY
 NAME, AGE AND ADDRESS          POSITION                TIME SERVED             BOARD MEMBER*   OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

 HARRIS J. ASHTON (71)          Director                Since 1977              142             Director, Bar-S Foods (meat packing
 One Franklin Parkway                                                                           company).
 San Mateo, CA 94403-1906

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
 Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------

 S. JOSEPH FORTUNATO (71)       Director                Since 1981              143             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------

 EDITH E. HOLIDAY (52)          Director                Since 1998              96              Director, Amerada Hess Corporation
 One Franklin Parkway                                                                           (exploration and refining of oil and
 San Mateo, CA 94403-1906                                                                       gas); Beverly Enterprises, Inc.
                                                                                                (health care); H.J. Heinz Company
                                                                                                (processed foods and allied
                                                                                                products); RTI International Metals,
                                                                                                Inc. (manufacture and distribution
                                                                                                of titanium); and Canadian National
                                                                                                Railway (railroad).

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
 the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
 Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------

62 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                                PORTFOLIOS IN
                                                                                FUND COMPLEX
                                                        LENGTH OF               OVERSEEN BY
 NAME, AGE AND ADDRESS          POSITION                TIME SERVED             BOARD MEMBER*   OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

 GORDON S. MACKLIN (75)         Director                Since 1992              142             Director, White Mountains Insurance
 One Franklin Parkway                                                                           Group, Ltd. (holding company);
 San Mateo, CA 94403-1906                                                                       Martek Biosciences Corporation;
                                                                                                MedImmune, Inc. (biotechnology); and
                                                                                                Overstock.com (Internet serv- ices);
                                                                                                and FORMERLY, Director, MCI
                                                                                                Communication Corporation
                                                                                                (subsequently known as MCI WorldCom,
                                                                                                Inc. and WorldCom, Inc.)
                                                                                                (communications services)
                                                                                                (1988-2002) and Spacehab, Inc.
                                                                                                (aerospace services) (1994-2003).

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
 (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                                PORTFOLIOS IN
                                                                                FUND COMPLEX
                                                        LENGTH OF               OVERSEEN BY
 NAME, AGE AND ADDRESS          POSITION                TIME SERVED             BOARD MEMBER*   OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

 **CHARLES B. JOHNSON (71)      Director, President,    Director since 1977,    142              None
 One Franklin Parkway           and Chief Executive     President since 1984
 San Mateo, CA 94403-1906       Officer - Investment    and Chief Executive
                                Management              Officer - Investment
                                                        Management since 2002

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
 Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

 **RUPERT H. JOHNSON, JR. (63)  Director and Vice       Director since 1983 and 125             None
 One Franklin Parkway           President               Vice President since
 San Mateo, CA 94403-1906                               1982

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
 President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

                                                              Annual Report | 63

------------------------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                                PORTFOLIOS IN
                                                                                FUND COMPLEX
                                                        LENGTH OF               OVERSEEN BY
 NAME, AGE AND ADDRESS          POSITION                TIME SERVED             BOARD MEMBER*   OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

 SHEILA AMOROSO (44)            Vice President          Since 1999              Not Applicable  None
 One Franklin Parkway
 San Mateo, CA 94403-1906

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

 HARMON E. BURNS (59)           Vice President          Since 1987              Not Applicable  None
 One Franklin Parkway
 San Mateo, CA 94403-1906

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
 Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

 RAFAEL R. COSTAS, JR. (39)     Vice President          Since 1999              Not Applicable  None
 One Franklin Parkway
 San Mateo, CA 94403-1906

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

 MARTIN L. FLANAGAN (43)        Vice President          Since 1995              Not Applicable  None
 One Franklin Parkway
 San Mateo, CA 94403-1906

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin
 Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
 President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.;
 Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief
 Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in
 Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

 JIMMY D. GAMBILL (56)          Senior Vice President   Since 2002              Not Applicable  None
 500 East Broward Blvd.         and Chief Executive
 Suite 2100                     Officer - Finance and
 Fort Lauderdale, FL 33394-3091 Administration

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

64 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                                PORTFOLIOS IN
                                                                                FUND COMPLEX
                                                        LENGTH OF               OVERSEEN BY
 NAME, AGE AND ADDRESS          POSITION                TIME SERVED             BOARD MEMBER*   OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

 DAVID P. GOSS (56)             Vice President          Since 2000              Not Applicable  None
 One Franklin Parkway
 San Mateo, CA 94403-1906

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.;
 officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and
 Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------

 BARBARA J. GREEN (56)          Vice President          Since 2000              Not Applicable  None
 One Franklin Parkway
 San Mateo, CA 94403-1906

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
 Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, Inc.,
 Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
 Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
 Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
 and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
 Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)
 (until 1979).
------------------------------------------------------------------------------------------------------------------------------------

 DIOMEDES LOO-TAM (65)          Treasurer and Chief     Since                   Not Applicable  None
 One Franklin Parkway           Financial Officer       March 2004
 San Mateo, CA 94403-1906

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Officer of 51 of the investment companies in Franklin Templeton Investments; and Consultant, MyVest Corporation (software development company and investment advisory services); and FORMERLY, Director and member of Audit and Valuation Committees, Runkel
 Funds, Inc. (2002-2003); Treasurer/Controller of most of the investment companies in Franklin Templeton Investments (1985-2000);
 and Senior Vice President, Franklin Templeton Services, LLC (1997-2000).
------------------------------------------------------------------------------------------------------------------------------------

 MICHAEL O.  MAGDOL (66)        Vice President - AML    Since 2002              Not Applicable  Director, FTI Banque, Arch
 600 Fifth Avenue               Compliance                                                      Chemicals, Inc. and Lingnan
 Rockefeller Center                                                                             Foundation.
 New York, NY 10020-2302

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton
 Investments.
------------------------------------------------------------------------------------------------------------------------------------

 MURRAY L. SIMPSON (66)         Vice President and      Since 2000              Not Applicable  None
 One Franklin Parkway           Secretary
 San Mateo, CA 94403-1906

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY,
 Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director,
 Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------

                                                              Annual Report | 65

------------------------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                                PORTFOLIOS IN
                                                                                FUND COMPLEX
                                                        LENGTH OF               OVERSEEN BY
 NAME, AGE AND ADDRESS          POSITION                TIME SERVED             BOARD MEMBER*   OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

 THOMAS WALSH (42)              Vice President          Since 1999              Not Applicable  None
 One Franklin Parkway
 San Mateo, CA 94403-1906

------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's adviser and distributor.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF DIRECTORS HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED EACH OF EDITH E. HOLIDAY AND HARRIS J. ASHTON AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MS. HOLIDAY AND MR. ASHTON QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR BUSINESS BACKGROUND AND EXPERIENCE. MS. HOLIDAY, WHO CURRENTLY SERVES AS A DIRECTOR AND TRUSTEE OF VARIOUS COMPANIES AND TRUSTS, INCLUDING H.J. HEINZ COMPANY WHERE SHE IS AUDIT COMMITTEE CHAIRPERSON, IS CHAIRPERSON OF THE FUND'S AUDIT COMMITTEE, AND FORMERLY SERVED AS ASSISTANT TO THE PRESIDENT OF THE UNITED STATES AND SECRETARY OF THE CABINET (1990-1993); GENERAL COUNSEL TO THE UNITED STATES TREASURY DEPARTMENT (1989-1999); AND ASSISTANT SECRETARY FOR PUBLIC AFFAIRS AND PUBLIC LIAISON-UNITED STATES TREASURY DEPARTMENT (1988-1989). MR. ASHTON, WHO IS CURRENTLY A DIRECTOR OF BUSINESS AND NON-PROFIT ORGANIZATIONS, SERVED AS CHIEF EXECUTIVE OFFICER OF GENERAL HOST CORPORATION, A NEW YORK STOCK EXCHANGE LISTED COMPANY FROM 1967 TO 1998, AND WAS A DIRECTOR OF RBC HOLDINGS, INC., A BANK HOLDING COMPANY UNTIL 2002. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF DIRECTORS BELIEVES THAT MS. HOLIDAY AND MR. ASHTON HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MS. HOLIDAY AND MR. ASHTON ARE INDEPENDENT DIRECTORS AS THAT TERM IS DEFINED UNDER THE APPLICABLE SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.

66 |  Annual Report

Franklin California Tax-Free Income Fund

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.

                                                              Annual Report | 67

                       This page intentionally left blank.

Literature Request

For a brochure and prospectus, which contains more complete nformation, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5,6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Money Fund 5,6
Franklin Short-Intermediate U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 7
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8
Tax-Exempt Money Fund 5,6

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 7
Alabama
Arizona
California 9
Colorado
Connecticut
Florida 9
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 8
Michigan 8
Minnesota 8
Missouri
New Jersey
New York 9
North Carolina
Ohio 8
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 10

1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2.The fund is only open to existing shareholders as well as select retirement plans.
3.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
4.Upon reaching approximately $350 million in assets, the fund intends to close to all investors.
5.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6.No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
7.For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable. 8.Portfolio of insured municipal securities.
9.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
10.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

02/04 Not part of the annual report

                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS

One Franklin Parkway
San Mateo, CA 94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN CALIFORNIA
TAX-FREE INCOME FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

112 A2004 05/04


ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(a), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Edith E. Holday and Harris J. Ashton and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $76,161 for the fiscal year ended March 31, 2004 and $59,921 for the fiscal year ended March 31, 2003.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of the their financial statements were $47,910 for the fiscal year ended March 31, 2004 and $2,500 for the fiscal year ended March 31, 2003. The services for which these fees were paid included attestation services.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $6,852 for the fiscal year ended March 31, 2004 and $0 for the fiscal year ended March 31, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $93,148 for the fiscal year ended March 31, 2004 and $12,959 for the fiscal year ended March 31, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process, subscription fees and a review of an ICI transfer agent survey.

(e) (1) The Fund's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)  pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the Fund by the auditors to the Fund's investment adviser or to any entity that controls, is controlled by or is under common control with the Fund's investment adviser and that provides ongoing services to the Fund where the non-audit services relate directly to the operations or financial reporting of the Fund; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $147,910 for the fiscal year ended March 31, 2004 and $15,459 for the fiscal year ended March 31, 2003.

(h) No disclosures are required by this Item 4(h).

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.

ITEM 10. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics

(B)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Diomedes Loo-Tam, Chief Financial Officer

(B)(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Diomedes Loo-Tam, Chief Financial Officer


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    May 11, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    May 11, 2004


By /s/Diomedes Loo-Tam
Chief Financial Officer
Date    May 11, 2004